UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

May 31, 2013

ASG Growth Markets Fund

Gateway International Fund

Loomis Sayles Capital Income Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Vaughan Nelson Select Fund

Portfolio Review page  1

Portfolio of Investments page 20

Financial Statements page 65

ASG GROWTH MARKETS FUND

Managers:	Symbols:
Andrew W. Lo, PhD	Class A AGMAX
Jeremiah H. Chafkin	Class C AGMCX
Alexander D. Healy, PhD	Class Y AGMYX
AlphaSimplex Group, LLC
Robert S. Rickard
Reich & Tang Asset Management, LLC
Khalid (Kal) Ghayur, CFA
Stephen C. Platt, CFA
Westpeak Global Advisors, LLC

Objective:

Over the long term, the fund seeks to provide total return consistent with traditional broad-based emerging market equity indices while actively managing the fund’s risk to be more stable than that of such indices.

Strategy:

Under normal circumstances, the fund invests in equity securities of companies located in emerging markets, derivative instruments and highly-rated money market instruments held in connection with its derivative positions.

On June 14, 2013, the Board of Trustees approved the liquidation of the fund. See Note 13 in the Notes to Financial Statements.

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Average Annual Total Returns — May 31, 20133

	6 Months	1 Year	Since Inception

Class A (Inception 10/21/11)
NAV	1.94%	7.12%	0.09%
With 5.75% Maximum Sales Charge	-3.90	1.00	-3.52

Class C (Inception 10/21/11)
NAV	1.64	6.38	-0.59
With CDSC[1]	0.64	5.38	-0.59

Class Y (Inception 10/21/11)
NAV	2.14	7.44	0.35

Comparative Performance
MSCI Emerging Markets Index (Net)[2]	1.30	14.10	8.47

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI Emerging Markets Index (Net) is an unmanaged index that is designed to measure the equity market performance of emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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GATEWAY INTERNATIONAL FUND

Managers:	Symbols:
Michael T. Buckius, CFA	Class A GAIAX
Kenneth H. Toft, CFA	Class C GAICX
Gateway Investment Advisers, LLC	Class Y GAIYX

Objective:

Over the long term, the fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally.

Strategy:

Under normal circumstances, the fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, while also selling index call options. The fund buys index put options, which can protect the fund from a significant market decline that may occur over a short period of time.

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Average Annual Total Returns—May 31, 20133

	6 Months	1 Year	Since Inception

Class A (Inception 3/30/2012)
NAV	-3.83%	3.81%	-3.95%
With 5.75% Maximum Sales Charge	-9.40	-2.16	-8.69

Class C (Inception 3/30/2012)
NAV	-4.05	3.15	-4.47
With CDSC[1]	-5.00	2.15	-4.47

Class Y (Inception 3/30/2012)
NAV	-3.69	4.05	-3.66

Comparative Performance
MSCI EAFE Index (Net)[2]	11.39	31.62	12.11

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI EAFE Index (Net) (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES CAPITAL INCOME FUND

Managers:	Symbols:
Arthur J. Barry, CFA	Class A LSCAX
Daniel J. Fuss, CFA, CIC	Class C LSCCX
Warren N. Koontz, CFA, CIC	Class Y LSCYX
Loomis, Sayles & Company, L.P.

Objective:

The fund seeks high total return through a combination of current income and capital appreciation.

Strategy:

Under normal market conditions, the fund will invest at least 70% of its assets in equity securities that may include common stocks, preferred stocks and convertible securities, including, among others, warrants, convertible debt securities and convertible preferred stock. The fund may invest up to 30% of its assets in fixed-income securities, including below investment-grade fixed-income securities (commonly known as “junk bonds”), corporate debt and government and agency fixed-income securities.

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Average Annual Total Returns — May 31, 20134

	6 Months	1 Year	Since Inception

Class A (Inception 3/30/2012)
NAV	16.91%	31.01%	20.14%
With 5.75% Maximum Sales Charge	10.15	23.44	14.21

Class C (Inception 3/30/2012)
NAV	16.42	30.04	19.16
With CDSC[1]	15.42	29.04	19.16

Class Y (Inception 3/30/2012)
NAV	17.04	31.38	20.42

Comparative Performance
S&P 500® Index[2]	16.43	27.28	16.02
Russell 1000® Value Index[3]	19.35	32.71	20.02

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes To Charts:

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:
Kevin J. Perry	Class A LSFAX
John R. Bell	Class C LSFCX
Loomis, Sayles & Company, L.P.	Class Y LSFYX

Objective:

The fund seeks to provide a high level of current income.

Strategy:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a combination of adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations or other business entities and fixed income securities, including derivatives that reference the returns of these instruments.

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Average Annual Total Returns — May 31, 20134

	6 Months	1 Year	Since Inception

Class A (Inception 9/30/11)
NAV	4.29%	9.37%	11.73%
With 3.50% Maximum Sales Charge	0.67	5.50	9.35

Class C (Inception 9/30/11)
NAV	3.93	8.54	10.92
With CDSC[2]	2.93	7.54	10.92

Class Y (Inception 9/30/11)[1]
NAV	4.32	9.61	11.97

Comparative Performance
S&P/LSTA Leveraged Loan Index[3]	3.72	8.70	9.40

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes To Charts

1	9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	S&P/LSTA Leveraged Loan Index reflects the market-weighted performance of institutional leveraged loans based upon real-time market weightings, spreads and interest payments.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:
Dennis G. Alff, CFA	Class A VNSAX
Chris D. Wallis, CFA	Class C VNSCX
Scott J. Weber, CFA	Class Y VNSYX
Vaughan Nelson Investment Management, L.P.

Objective:

The fund seeks long-term capital appreciation.

Strategy:

The fund, under normal market conditions, will invest primarily in equity securities, including common stocks, preferred stocks, limited partnership interests, interests in limited liability companies, REITs or other trusts and similar securities.

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Average Annual Total Returns — May 31, 20133

	6 Months	Since Inception

Class A (Inception 6/29/2012)
NAV	19.94%	25.94%
With 5.75% Maximum Sales Charge	13.05	18.70

Class C (Inception 6/29/2012)
NAV	19.51	25.13
With CDSC[1]	18.51	24.13

Class Y (Inception 6/29/2012)
NAV	20.09	26.21

Comparative Performance
S&P 500® Index[2]	16.43	22.24

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Chart

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from December 1, 2012 through May 31, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

ASG GROWTH MARKETS FUND	BEGINNING ACCOUNT VALUE 12/1/2012	ENDING ACCOUNT VALUE 5/31/2013	EXPENSES PAID DURING PERIOD* 12/1/2012 – 5/31/2013
Class A
Actual	$1,000.00	$1,019.40	$8.66
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.65
Class C
Actual	$1,000.00	$1,016.40	$12.42
Hypothetical (5% return before expenses)	$1,000.00	$1,012.62	$12.39
Class Y
Actual	$1,000.00	$1,021.40	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.39

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement), including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense: 1.72%, 2.47% and 1.47% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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GATEWAY INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 12/1/2012	ENDING ACCOUNT VALUE 5/31/2013	EXPENSES PAID DURING PERIOD* 12/1/2012 – 5/31/2013
Class A
Actual	$1,000.00	$961.70	$6.60
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class C
Actual	$1,000.00	$959.50	$10.26
Hypothetical (5% return before expenses)	$1,000.00	$1,014.46	$10.55
Class Y
Actual	$1,000.00	$963.10	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.35%, 2.10% and 1.10% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year, divided by 365 (to reflect the half-year period).

LOOMIS SAYLES CAPITAL INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2012	ENDING ACCOUNT VALUE 5/31/2013	EXPENSES PAID DURING PERIOD* 12/1/2012 – 5/31/2013
Class A
Actual	$1,000.00	$1,169.10	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class C
Actual	$1,000.00	$1,164.20	$10.52
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class Y
Actual	$1,000.00	$1,170.40	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95% and 0.95% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2012	ENDING ACCOUNT VALUE 5/31/2013	EXPENSES PAID DURING PERIOD* 12/1/2012 – 5/31/2013
Class A
Actual	$1,000.00	$1,042.90	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54
Class C
Actual	$1,000.00	$1,039.30	$9.41
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30
Class Y
Actual	$1,000.00	$1,043.20	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85% and 0.85% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2012	ENDING ACCOUNT VALUE 5/31/2013	EXPENSES PAID DURING PERIOD* 12/1/2012 – 5/31/2013
Class A
Actual	$1,000.00	$1,199.40	$7.68
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class C
Actual	$1,000.00	$1,195.10	$11.77
Hypothetical (5% return before expenses)	$1,000.00	$1,014.21	$10.80
Class Y
Actual	$1,000.00	$1,200.90	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.40%, 2.15% and 1.15% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE ADVISORY AND

SUB-ADVISORY AGREEMENTS FOR THE FUNDS INCLUDED IN THIS REPORT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. The Vaughan Nelson Select Fund was not included in the most recent annual review as the Fund’s initial board-approved investment advisory and sub-advisory agreements are effective until June 28, 2014. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information

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about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at their meeting held in June 2013. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis. Finally, the Board took into consideration the proposed and approved liquidation of the ASG Growth Markets Fund, which is scheduled on or about July 31, 2013.

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With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors described above supported the renewal of the Agreement(s) relating to that Fund. In the case of the Gateway International Fund and the Loomis Sayles Capital Income Fund, the Trustees noted that the Funds were relatively new and therefore had a limited operating history on which to judge their performance record. In the case of the ASG Growth Markets Fund, the performance of which lagged that of its relevant peer group and/or category median for all periods, the Board took into account the proposed and approved liquidation of the Fund and the fact that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies and that the Fund’s more recent performance had shown improvement when compared to relevant performance benchmarks and categories. The Board concluded that these other relevant factors supported renewal of the Agreements.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds currently have expense caps in place, and they considered the amounts waived or reimbursed, by the Advisers under the cap. The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher fees. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s expense cap had resulted in no

17  |

advisory fee having been paid by the Fund during the fiscal year ended 11/30/12 and significant reimbursements by the Adviser to the Fund, (2) that the Fund’s advisory fee rate was not significantly above its peer group median and (3) the proposed and approved liquidation of the ASG Growth Markets Fund. The Trustees also took into account that the Loomis Sayles Floating Rate and Fixed Income Fund may use leverage in its investment program, including the fact that the use of leverage may increase the advisory and administrative fees payable to the Adviser and its affiliates and the Fund’s historical use of leverage.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

|  18

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees concluded that each of the existing Agreements should be continued through June 30, 2014.

19  |

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund

Shares	Description	Value (†)
Common Stocks — 65.6% of Net Assets
	Brazil — 8.7%
2,800	All America Latina Logistica S.A.	$13,923
3,600	Anhanguera Educacional Participacoes S.A.	22,574
2,300	Arteris S.A.	22,390
4,120	Banco Bradesco S.A.	68,673
12,430	Banco Bradesco S.A., Sponsored Preference ADR(b)	200,496
3,873	Banco do Brasil S.A., Sponsored ADR	45,314
4,659	Banco Santander Brasil S.A., ADR	33,219
6,700	BM&FBovespa S.A.	43,951
2,600	BR Malls Participacoes S.A.	26,706
1,500	BR Properties S.A.	14,714
844	Braskem S.A., Sponsored ADR(c)	13,293
3,983	BRF - Brasil Foods S.A., ADR	92,923
4,400	CCR S.A.	40,142
941	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference ADR	46,260
654	Cia de Bebidas das Americas, ADR	24,558
4,340	Cia de Bebidas das Americas, Preference ADR(b)	165,224
3,600	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	45,792
3,665	Cia Energetica de Minas Gerais, Sponsored Preference ADR	38,189
993	Cia Paranaense de Energia, Sponsored Preference ADR	15,461
1,060	Cielo S.A., Sponsored ADR	26,797
1,200	Cosan S.A. Industria e Comercio	26,501
2,800	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	22,224
2,750	Duratex S.A.	19,003
895	Embraer S.A., ADR	32,462
3,506	Fibria Celulose S.A., Sponsored ADR(c)	38,496
4,100	Gerdau S.A., Sponsored Preference ADR	25,051
3,400	Hypermarcas S.A.	27,145
14,893	Itau Unibanco Holding S.A., Preference ADR(b)	223,989
4,700	JBS S.A.	15,361
1,800	Kroton Educacional S.A.	26,431
2,800	Lojas Americanas S.A.	20,865
700	Lojas Renner S.A.	24,349
600	Multiplan Empreendimentos Imobiliarios S.A.	15,685
900	Natura Cosmeticos S.A.	21,313
6,898	Petroleo Brasileiro S.A., ADR(b)	122,577
10,426	Petroleo Brasileiro S.A., Sponsored Preference ADR(b)	194,341
1,800	Porto Seguro S.A.	22,162
2,200	Qualicorp, S.A.(c)	19,516
2,000	Souza Cruz S.A.	27,145
1,485	Telefonica Brasil S.A., Preference ADR	36,694
3,000	Ultrapar Participacoes S.A., Sponsored ADR	75,690
5,931	Vale S.A., Sponsored ADR(b)	85,406
9,637	Vale S.A., Sponsored Preference ADR(b)	129,907
1,900	WEG S.A.	25,123

		2,278,035

See accompanying notes to financial statements.

|  20

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Shares	Description	Value (†)
	Chile — 0.9%
332	Banco de Chile, ADR	$29,514
909	Banco Santander Chile, ADR	22,134
2,053	Cencosud S.A., ADR	32,191
981	Cia Cervecerias Unidas S.A., ADR	26,163
1,314	Corpbanca S.A., ADR	23,402
704	Embotelladora Andina S.A., Series B, ADR	26,928
900	Empresa Nacional de Electricidad S.A., Sponsored ADR	43,191
2,542	Enersis S.A., Sponsored ADR	42,604

		246,127

	China — 16.4%
22,000	Agile Property Holdings Ltd.	26,600
124,000	Agricultural Bank of China Ltd., Class H	57,972
18,000	Air China Ltd., Class H	14,800
24,000	Angang Steel Co. Ltd., Class H(c)	12,858
469,000	Bank of China Ltd., Class H(b)	220,298
49,000	Bank of Communications Co. Ltd., Class H(c)	37,302
58,000	Beijing Capital International Airport Co. Ltd., Class H	39,681
2,000	Beijing Enterprises Holdings Ltd.	16,321
2,375	Byd Co. Ltd., ADR(c)	20,615
24,000	China BlueChemical Ltd., Class H	14,711
63,000	China Citic Bank Corp. Ltd., Class H	33,727
26,000	China Communications Construction Co. Ltd., Class H	24,123
44,000	China Communications Services Corp. Ltd., Class H	28,795
420,000	China Construction Bank Corp., Class H(b)	339,154
28,000	China Foods Ltd.	13,928
40,000	China Gas Holdings Ltd.	39,319
3,297	China Life Insurance Co. Ltd., ADR(c)	125,846
16,000	China Longyuan Power Group Corp., Class H(c)	15,886
10,000	China Mengniu Dairy Co. Ltd.	35,048
20,000	China Merchants Bank Co. Ltd., Class H	40,025
4,000	China Merchants Holdings International Co. Ltd.	13,161
37,500	China Minsheng Banking Corp. Ltd., Class H	45,816
35,000	China Mobile Ltd.(b)	368,978
10,000	China Oilfield Services Ltd., Class H	21,025
24,000	China Overseas Land & Investment Ltd.	70,990
6,800	China Pacific Insurance Group Co. Ltd., Class H(c)	22,849
1,138	China Petroleum & Chemical Corp., ADR(b)	115,860
28,000	China Railway Construction Corp. Ltd., Class H	27,566
57,000	China Railway Group Ltd., Class H	29,606
10,000	China Resources Enterprise Ltd.	32,422
12,000	China Resources Gas Group Ltd.	31,529
10,000	China Resources Land Ltd.	30,552
10,000	China Resources Power Holdings Co. Ltd.	26,398
14,000	China Shenhua Energy Co. Ltd., Class H(c)	45,671
552	China Southern Airlines Co. Ltd., Sponsored ADR	12,563
16,000	China State Construction International Holdings Ltd.	25,598
8,600	China Taiping Insurance Holdings Co. Ltd.(c)	14,972

See accompanying notes to financial statements.

21  |

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Shares	Description	Value (†)
	China — continued
929	China Telecom Corp. Ltd., ADR	$43,152
20,000	China Unicom Hong Kong Ltd.	27,376
13,800	China Vanke Co. Ltd., Class B	27,517
50,000	Chongqing Rural Commercial Bank, Class H	25,278
1,056	CNOOC Ltd., Sponsored ADR(b)	183,575
53,125	Country Garden Holdings Co. Ltd.	30,297
26,000	CSR Corp. Ltd., Class H	18,957
52,000	Datang International Power Generation Co. Ltd., Class H	21,429
26,000	Dongfeng Motor Group Co. Ltd., Class H	40,426
6,000	ENN Energy Holdings Ltd.	33,878
68,000	Evergrande Real Estate Group Ltd.	27,124
21,500	Fosun International Ltd.	18,107
84,000	Franshion Properties China Ltd.	30,874
35,000	Geely Automobile Holdings Ltd.	17,200
10,000	Great Wall Motor Co. Ltd., Class H	47,368
20,500	Greentown China Holdings Ltd.(c)	36,399
54,000	Guangdong Investment Ltd.	47,258
18,000	Guangzhou Automobile Group Co. Ltd., Class H	18,978
25,200	Guangzhou R&F Properties Co. Ltd., Class H	46,699
17,000	Haier Electronics Group Co. Ltd.(c)	30,158
1,500	Hengan International Group Co. Ltd.	16,588
951	Huaneng Power International, Inc., ADR	38,411
385,000	Industrial & Commercial Bank of China Ltd., Class H(b)	270,353
7,000	Inner Mongolia Yitai Coal Co., Class B	35,670
22,000	Jiangsu Expressway Co. Ltd., Class H	26,794
10,000	Jiangxi Copper Co. Ltd., Class H	19,192
10,800	Kingboard Chemical Holdings Ltd.	23,110
14,000	Kunlun Energy Co. Ltd.	26,719
24,000	Lee & Man Paper Manufacturing Ltd.	15,867
2,943	Lenovo Group Ltd., ADR	59,978
10,500	Longfor Properties Co. Ltd.	17,759
1,125	PetroChina Co. Ltd., ADR(b)	130,140
5,500	Ping An Insurance (Group) Co. of China Ltd., Class H	40,711
53,000	Poly Hong Kong Investments Ltd.(c)	35,451
15,600	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,462
25,500	Shimao Property Holdings Ltd.	54,798
56,000	Shougang Fushan Resources Group Ltd.	22,345
66,500	Shui On Land Ltd.	23,707
28,000	Sihuan Pharmaceutical Holdings Group Ltd.	17,258
55,000	Sino-Ocean Land Holdings Ltd.	33,603
7,600	Sinopharm Group Co. Ltd., Class H	20,528
47,000	Soho China Ltd.	39,834
11,000	Sun Art Retail Group Ltd.	15,482
5,500	Tencent Holdings Ltd.	216,203
2,000	Tsingtao Brewery Co. Ltd., Class H	13,969
24,000	Uni-President China Holdings Ltd.	26,723
33,000	Want Want China Holdings Ltd.	48,533
6,000	Weichai Power Co. Ltd., Class H	22,246

See accompanying notes to financial statements.

|  22

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Shares	Description	Value (†)
	China — continued
2,576	Yanzhou Coal Mining Co. Ltd., Sponsored ADR	$25,915
164,000	Yuexiu Property Co. Ltd.	49,025
28,000	Zhejiang Expressway Co. Ltd., Class H	24,280

		4,306,269

	Colombia — 0.4%
800	BanColombia S.A., Sponsored Preference ADR	46,320
1,552	Ecopetrol S.A., Sponsored ADR	67,279

		113,599

	Egypt — 0.1%
6,664	Commercial International Bank Egypt S.A.E., GDR	33,320

	India — 1.9%
2,642	Axis Bank Ltd., GDR	68,035
3,058	HDFC Bank Ltd., ADR	123,054
1,612	ICICI Bank Ltd., Sponsored ADR	72,491
2,413	Infosys Ltd., Sponsored ADR(b)	100,743
940	Larsen & Toubro Ltd., GDR	23,079
1,347	Mahindra & Mahindra Ltd., Sponsored GDR	22,775
546	State Bank of India, Sponsored GDR	39,709
1,683	Tata Motors Ltd., Sponsored ADR	46,165

		496,051

	Indonesia — 2.5%
68,000	Astra International Tbk PT	48,889
47,500	Bank Central Asia Tbk PT	49,947
31,000	Bank Danamon Indonesia Tbk PT	18,158
57,000	Bank Mandiri Persero Tbk PT	56,289
87,000	Bank Negara Indonesia Persero Tbk PT	43,128
80,000	Bank Rakyat Indonesia Persero Tbk PT	72,339
65,000	Charoen Pokphand Indonesia Tbk PT	32,797
117,000	Global Mediacom Tbk PT	31,004
12,000	Indocement Tunggal Prakarsa Tbk PT	28,996
53,500	Indofood Sukses Makmur Tbk PT	39,919
41,500	Indosat Tbk PT	21,988
221,000	Kalbe Farma Tbk PT	32,622
95,000	Media Nusantara Citra Tbk PT	32,306
58,500	Perusahaan Gas Negara Persero Tbk PT	32,792
16,500	Semen Gresik Persero Tbk PT	30,248
1,691	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	76,433
13,000	United Tractors Tbk PT	21,561

		669,416

	Korea — 11.4%
69	AMOREPACIFIC Group	23,737
1,900	BS Financial Group, Inc.	26,169
527	Celltrion, Inc.	17,560
170	Cheil Industries, Inc.	13,689
720	Cheil Worldwide, Inc.(c)	16,830

See accompanying notes to financial statements.

23  |

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Shares	Description	Value (†)
	Korea — continued
73	CJ CheilJedang Corp.	$19,053
258	CJ Corp.	28,410
540	Coway Co. Ltd.	26,507
331	Daelim Industrial Co. Ltd.	27,507
920	Daewoo International Corp.	29,306
980	DGB Financial Group, Inc.	14,597
470	Dongbu Insurance Co. Ltd.	20,624
600	Doosan Heavy Industries & Construction Co. Ltd.	24,734
115	E-Mart Co. Ltd.	20,123
810	Hanwha Corp.	22,496
497	Hyosung Corp.	25,933
680	Hyundai Marine & Fire Insurance Co. Ltd.	19,504
392	Hyundai Mobis	98,042
917	Hyundai Motor Co.(b)	170,541
1,436	Hyundai Motor Co., GDR	57,093
2,670	Hyundai Securities Co.	18,197
133	Hyundai Wia Corp.	19,280
1,970	Industrial Bank of Korea	21,649
850	Kangwon Land, Inc.	26,074
2,224	KB Financial Group, Inc., ADR	72,614
47	KCC Corp.	14,190
1,370	Kia Motors Corp.	71,095
3,505	Korea Electric Power Corp., Sponsored ADR(c)	41,289
610	Korea Gas Corp.	29,864
540	Korea Investment Holdings Co. Ltd.	21,245
3,370	Korea Life Insurance Co. Ltd.	20,647
50	Korea Zinc Co. Ltd.	14,305
475	Korean Air Lines Co. Ltd.(c)	15,416
2,266	KT Corp., Sponsored ADR	38,205
395	KT&G Corp.	27,832
390	LG Corp.	23,977
5,027	LG Display Co. Ltd., ADR(c)	68,970
718	LG Electronics, Inc.	51,022
36	LG Household & Health Care Ltd.	19,789
181	LG Innotek Co. Ltd.(c)	16,688
2,360	LG Uplus Corp.(c)	24,364
18	Lotte Confectionery Co. Ltd.	27,806
81	Lotte Shopping Co. Ltd.	26,107
195	LS Corp.	12,108
420	Mirae Asset Securities Co. Ltd.	17,421
198	NHN Corp.	53,127
39	Orion Corp.	37,405
1,395	POSCO, ADR	98,557
178	S-Oil Corp.	13,600
294	S1 Corp.	16,899
622	Samsung C&T Corp.	33,449
580	Samsung Card Co.	19,150
207	Samsung Electro-Mechanics Co. Ltd.	17,908

See accompanying notes to financial statements.

|  24

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Shares	Description	Value (†)
	Korea — continued
1,183	Samsung Electronics Co. Ltd., GDR(b)	$790,378
184	Samsung Electronics Co. Ltd., Preference GDR	78,152
167	Samsung Fire & Marine Insurance Co. Ltd.	33,649
378	Samsung Life Insurance Co. Ltd.	35,114
157	Samsung SDI Co. Ltd.	19,706
2,648	Shinhan Financial Group Co. Ltd., ADR	94,216
210	SK Holdings Co. Ltd.	32,665
1,480	SK Hynix, Inc.(c)	41,517
287	SK Innovation Co. Ltd.	37,215
2,940	SK Networks Co. Ltd.	18,062
1,900	SK Telecom Co. Ltd., ADR	38,570
1,570	Woori Finance Holdings Co. Ltd.	16,353
1,520	Woori Investment & Securities Co. Ltd.(c)	16,509
123	Yuhan Corp.	20,085

		3,004,895

	Malaysia — 3.3%
9,500	AMMB Holdings Bhd	22,514
21,700	Axiata Group Bhd	47,182
1,300	British American Tobacco Malaysia Bhd	26,700
22,100	CIMB Group Holdings Bhd	59,160
22,800	DiGi.Com Bhd	34,915
9,400	Felda Global Ventures Holdings Bhd	13,398
10,400	Gamuda Bhd	16,192
8,300	Genting Bhd	27,043
23,200	Genting Malaysia Bhd	29,138
5,100	Hong Leong Bank Bhd	23,289
6,700	Hong Leong Financial Group Bhd	32,193
12,400	IJM Corp. Bhd	22,865
7,800	Lafarge Malayan Cement Bhd	27,183
19,200	Malayan Banking Bhd	63,125
8,400	Malaysia Airports Holdings Bhd	16,643
9,700	Maxis Bhd	21,163
16,200	Parkson Holdings Bhd	19,969
7,100	Petronas Chemicals Group Bhd	15,110
3,600	Petronas Dagangan Bhd	29,042
3,500	Petronas Gas Bhd	24,038
4,700	Public Bank Bhd	25,553
8,100	RHB Capital Bhd	22,887
10,900	Sime Darby Bhd	33,143
9,800	Telekom Malaysia Bhd	17,361
20,600	Tenaga Nasional Bhd	55,477
14,800	UEM Land Holdings Bhd(c)	16,694
12,300	UMW Holdings Bhd	57,212
77,546	YTL Corp. Bhd	42,299
34,400	YTL Power International Bhd	16,870

		858,358

See accompanying notes to financial statements.

25  |

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Shares	Description	Value (†)
	Mexico — 4.0%
24,200	Alfa SAB de CV, Class A	$57,289
10,501	America Movil SAB de CV, Series L, ADR(b)	209,075
2,200	Arca Continental SAB de CV	17,406
9,122	Cemex SAB de CV, Sponsored ADR(c)	104,903
352	Coca-Cola Femsa SAB de CV, Sponsored ADR	51,512
5,100	Controladora Comercial Mexicana SAB de CV	19,030
1,100	El Puerto de Liverpool SAB de CV, Series C1	12,998
1,256	Fomento Economico Mexicano SAB de CV, Sponsored ADR	136,389
500	Grupo Aeroportuario del Pacifico SAB de CV, ADR	26,285
347	Grupo Aeroportuario del Sureste SAB de CV, ADR	41,588
3,000	Grupo Carso SAB de CV, Series A1	15,704
10,100	Grupo Financiero Banorte SAB de CV, Class O	64,568
9,600	Grupo Financiero Santander Mexico SAB de CV, Series B	30,990
8,131	Grupo Mexico SAB de CV, Series B	26,916
2,746	Grupo Televisa SAB, Sponsored ADR	71,616
2,700	Industrias CH SAB de CV, Series B(c)	19,333
2,637	Kimberly-Clark de Mexico SAB de CV, ADR	44,882
3,700	Mexichem SAB de CV	17,011
2,464	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	72,466

		1,039,961

	Peru — 0.2%
334	Credicorp Ltd.	45,965

	Philippines — 0.2%
700	Philippine Long Distance Telephone Co., Sponsored ADR	50,386

	Poland — 0.1%
672	Bank Pekao S.A., GDR	34,608

	Russia — 4.0%
28,058	Gazprom OAO, Sponsored ADR(b)(c)	209,238
3,124	Lukoil OAO, Sponsored ADR(b)	182,802
1,209	Magnit OJSC, Sponsored GDR(c)	65,500
2,279	Mobile Telesystems OJSC, Sponsored ADR	43,916
416	NovaTek OAO, Sponsored GDR	46,149
9,210	Rosneft Oil Co., GDR	60,464
15,685	Sberbank of Russia, Sponsored ADR(b)(c)	190,706
1,133	Sistema JSFC, Sponsored GDR	21,397
6,006	Surgutneftegas OJSC, Sponsored ADR(c)	44,878
11,284	Surgutneftegas OJSC, Sponsored Preference ADR(c)	66,463
2,069	Tatneft, Sponsored ADR(c)	71,056
937	Uralkali OJSC, Sponsored GDR	33,552
7,026	VTB Bank OJSC, GDR(c)	20,058

		1,056,179

	South Africa — 5.5%
1,472	ABSA Group Ltd.	21,770
10,368	African Bank Investments Ltd.	16,487
1,516	AngloGold Ashanti Ltd., Sponsored ADR	27,500
7,771	ArcelorMittal South Africa Ltd.(c)	22,249

See accompanying notes to financial statements.

|  26

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Shares	Description	Value (†)
	South Africa — continued
1,733	Aspen Pharmacare Holdings Ltd.	$35,657
551	Assore Ltd.	19,522
1,612	Bidvest Group Ltd.	41,396
3,550	Discovery Holdings Ltd.	28,473
26,779	FirstRand Ltd.	78,185
2,649	Gold Fields Ltd., Sponsored ADR	16,079
8,104	Growthpoint Properties Ltd.	20,393
5,399	Harmony Gold Mining Co. Ltd., Sponsored ADR	22,568
2,485	Imperial Holdings Ltd.	52,007
3,310	Investec Ltd.	23,531
2,853	Liberty Holdings Ltd.	35,557
7,947	Life Healthcare Group Holdings Ltd.	28,891
12,503	MMI Holdings Ltd.	29,495
1,416	Mr Price Group Ltd.	17,969
9,419	MTN Group Ltd.(b)	170,509
1,711	Naspers Ltd., N Shares	125,964
1,195	Nedbank Group Ltd.	21,520
7,746	Netcare Ltd.	18,014
12,537	Redefine Properties Ltd.	12,260
3,385	Remgro Ltd.	66,407
10,827	RMB Holdings Ltd.	42,729
9,111	RMI Holdings	22,029
14,673	Sanlam Ltd.	68,713
2,994	Sasol Ltd., Sponsored ADR(b)	132,874
1,862	Shoprite Holdings Ltd.	32,517
1,557	Spar Group Ltd. (The)	18,733
6,617	Standard Bank Group Ltd.	73,282
10,598	Steinhoff International Holdings Ltd.(c)	26,798
1,768	Vodacom Group Ltd.	19,623
6,515	Woolworths Holdings Ltd.	46,843

		1,436,544

	Taiwan — 5.3%
21,000	Acer, Inc.(c)	16,814
7,588	Advanced Semiconductor Engineering, Inc., ADR	31,870
6,000	Asustek Computer, Inc.	65,692
35,750	Cathay Financial Holding Co. Ltd.	46,142
11,400	Cheng Shin Rubber Industry Co. Ltd.	33,953
51,000	China Steel Corp.	43,233
32,640	Chinatrust Financial Holding Co. Ltd.	20,706
2,087	Chunghwa Telecom Co. Ltd., ADR	65,448
38,000	Compal Electronics, Inc.	23,208
8,000	Delta Electronics, Inc.	38,147
16,000	Far EasTone Telecommunications Co. Ltd.	38,130
30,699	Fubon Financial Holding Co. Ltd.	40,378
1,000	Hermes Microvision, Inc.	32,371
27,631	Hon Hai Precision Industry Co. Ltd., GDR	138,356
38,570	Mega Financial Holding Co. Ltd.	30,836

See accompanying notes to financial statements.

27  |

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Shares	Description	Value (†)
	Taiwan — continued
4,000	Merida Industry Co. Ltd.	$25,604
18,000	Nan Ya Plastics Corp.	36,533
4,000	President Chain Store Corp.	24,644
6,000	ScinoPharm Taiwan Ltd.	13,982
14,000	Taiwan Cement Corp.	18,361
7,000	Taiwan Mobile Co. Ltd.	25,514
27,377	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	510,855
27,330	Uni-President Enterprises Corp.	53,815
7,611	United Microelectronics Corp., Sponsored ADR	16,516

		1,391,108

	Turkey — 0.6%
983	KOC Holding AS, ADR	28,016
2,395	Turkcell Iletisim Hizmetleri AS, ADR(c)	36,811
17,413	Turkiye Garanti Bankasi AS, ADR	91,592

		156,419

	United States — 0.1%
698	Southern Copper Corp.	21,743

	Total Common Stocks (Identified Cost $15,774,520)	17,238,983

Preferred Stocks — 0.9%
	Brazil — 0.7%
2,000	Banco do Estado do Rio Grande do Sul, Series B	15,697
1,800	Cia Energetica de Sao Paulo, Class B	17,632
11,737	Itausa - Investimentos Itau S.A.	51,621
5,700	Klabin S.A.	34,517
1,700	Lojas Americanas S.A.	13,692
3,100	Marcopolo S.A.	20,119
2,200	Metalurgica Gerdau S.A.	17,051
4,500	Usinas Siderurgicas de Minas Gerais S.A., Series A	18,699

		189,028

	Korea — 0.2%
601	Hyundai Motor Co.	49,087

	Total Preferred Stocks (Identified Cost $238,928)	238,115

Principal Amount
Short-Term Investments — 20.0%
	Treasuries — 13.7%
$300,000	U.S. Treasury Bill, 0.130%, 6/06/2013(b)(d)	299,995
350,000	U.S. Treasury Bill, 0.090%, 7/25/2013(b)(d)	349,987
250,000	U.S. Treasury Bill, 0.105%, 8/01/2013(b)(d)	249,989
100,000	U.S. Treasury Bill, 0.030%, 8/22/2013(b)(d)	99,993

See accompanying notes to financial statements.

|  28

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$100,000	U.S. Treasury Bill, 0.120%, 8/29/2013(b)(d)	$99,991
200,000	U.S. Treasury Bill, 0.085%, 10/10/2013(b)(d)	199,961
400,000	U.S. Treasury Bill, 0.080%, 10/24/2013(b)(d)	399,901
300,000	U.S. Treasury Bills, 0.075%-0.120%, 6/27/2013(b)(d)(e)	299,996
500,000	U.S. Treasury Bills, 0.060%-0.070%, 9/19/2013(b)(d)(e)	499,929
400,000	U.S. Treasury Bills, 0.075%-0.080%, 10/03/2013(b)(d)(e)	399,932
450,000	U.S. Treasury Bills, 0.075%-0.080%, 10/17/2013(b)(d)(e)	449,898
250,000	U.S. Treasury Bills, 0.065%-0.070%, 11/14/2013(b)(d)(e)	249,920

		3,599,492

	Certificates of Deposit — 3.0%
250,000	BNP Paribas, 0.080%, 6/03/2013	250,000
250,000	Credit Agricole, 0.110%, 6/03/2013	250,000
150,000	Norinchukin Bank, 0.380%, 7/12/2013(b)	150,030
150,000	Westpac Banking Corp. (NY), 0.328%, 11/06/2013(b)(f)	150,069

		800,099

	Commercial Paper — 2.5%
250,000	Tennessee School Bond Authority, 0.180%, 6/03/2013(b)	250,002
200,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.230%, 6/13/2013(b)(d)	199,985
200,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.180%, 8/12/2013(b)	200,000

		649,987

	Financial Company Commercial Paper — 0.8%
200,000	Societe Generale North America, 0.430%, 10/08/2013(b)(d)	199,743

	Total Short-Term Investments (Identified Cost $5,248,906)	5,249,321

	Total Investments — 86.5% (Identified Cost $21,262,354)(a)	22,726,419
	Other assets less liabilities — 13.5%	3,533,037

	Net Assets — 100.0%	$26,259,456

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2013, the net unrealized appreciation on investments based on a cost of $21,262,354 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,501,979
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,037,914)

	Net unrealized appreciation	$1,464,065

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or futures contracts.

See accompanying notes to financial statements.

29  |

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

(c)	Non-income producing security.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Consolidated Portfolio of Investments.
(f)	Variable rate security. Rate as of May 31, 2013 is disclosed.

ADR/ GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

At May 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	6/19/2013	Australian Dollar	1,800,000	$1,720,825	$(130,528)
Sell	6/19/2013	Australian Dollar	2,200,000	2,103,230	100,814
Buy	6/19/2013	British Pound	125,000	189,905	1,391
Sell	6/19/2013	British Pound	187,500	284,858	(1,594)
Buy	6/19/2013	Canadian Dollar	800,000	771,352	(18,639)
Sell	6/19/2013	Canadian Dollar	1,600,000	1,542,705	14,870
Buy	6/19/2013	Euro	250,000	324,963	391
Buy	6/19/2013	Euro	1,250,000	1,624,814	(9,048)
Sell	6/19/2013	Euro	750,000	974,888	(9,657)
Buy	6/19/2013	Japanese Yen	12,500,000	124,441	(4,319)
Sell	6/19/2013	Japanese Yen	12,500,000	124,441	5,593
Buy	6/19/2013	New Zealand Dollar	2,700,000	2,143,866	(74,068)
Sell	6/19/2013	New Zealand Dollar	1,100,000	873,427	15,847
Buy	6/19/2013	Norwegian Krone	12,000,000	2,043,634	(44,045)
Sell	6/19/2013	Norwegian Krone	4,000,000	681,211	8,284
Sell	6/19/2013	Norwegian Krone	6,000,000	1,021,817	(82)
Buy	6/19/2013	Singapore Dollar	6,625,000	5,241,545	(82,252)
Sell	6/19/2013	Singapore Dollar	8,375,000	6,626,104	46,247
Buy	6/19/2013	Swedish Krona	2,000,000	301,855	(9,571)
Sell	6/19/2013	Swedish Krona	4,000,000	603,710	6,636
Sell	6/19/2013	Swiss Franc	125,000	130,739	1,569
Sell	6/19/2013	Swiss Franc	500,000	522,955	(5,380)
Buy	6/19/2013	Turkish Lira	9,300,000	4,956,035	(164,075)
Sell	6/19/2013	Turkish Lira	10,800,000	5,755,396	139,173

Total					$(212,443)

1 Counterparty is UBS AG

See accompanying notes to financial statements.

|  30

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

At May 31, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	6/21/2013	19	$1,795,344	$(2,815)
DAX	6/21/2013	2	543,718	36,344
E-mini Dow	6/21/2013	7	528,500	29,645
E-mini NASDAQ 100	6/21/2013	14	834,470	53,865
E-mini S&P 500®	6/21/2013	5	407,250	22,813
Euribor	3/17/2014	52	16,850,278	(2,535)
Euro Schatz	6/06/2013	51	7,334,019	(4,081)
FTSE 100 Index	6/21/2013	19	1,897,676	44,306
FTSE/JSE Top 40 Index	6/20/2013	50	1,871,357	69,644
German Euro BOBL	6/06/2013	40	6,552,297	(5,511)
Hang Seng Index®	6/27/2013	11	1,571,014	(16,225)
Mini-Russell 2000	6/21/2013	13	1,278,030	59,910
MSCI Singapore	6/27/2013	38	2,218,759	(79,972)
MSCI Taiwan Index	6/27/2013	58	1,711,580	2,610
Nikkei 225™	6/13/2013	7	954,656	140,411
OMXS30®	6/20/2013	90	1,653,695	(5,775)
S&P CNX Nifty Futures Index	6/27/2013	226	2,706,802	(46,208)
S&P/TSX 60 Index	6/20/2013	14	1,959,122	(6,964)
Sterling	3/19/2014	113	21,341,326	(12,877)
TOPIX	6/13/2013	6	676,422	51,287
UK Long Gilt	9/26/2013	11	1,935,578	(17,048)
5 Year U.S. Treasury Note	9/30/2013	53	6,487,945	(38,508)
10 Year Canada Government Bond	9/19/2013	34	4,436,807	(45,257)

Total				$227,059

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	6/19/2013	24	$1,131,450	$33,160
Brent Crude Oil	6/13/2013	2	200,780	(7,360)
Copper LME	6/19/2013	5	911,281	(12,594)
Light Sweet Crude Oil	6/20/2013	1	91,970	(3,740)
Nickel	6/19/2013	3	265,788	216
Soybean Meal	7/12/2013	4	178,880	2,480
Zinc	6/19/2013	8	380,200	(10,495)

Total				$1,667

See accompanying notes to financial statements.

31  |

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

At May 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2013	1	$220,140	$15
10 Year Japan Government Bond	6/11/2013	1	1,416,754	(11,846)
10 Year U.S. Treasury Note	9/19/2013	1	129,219	328
30 Year U.S. Treasury Bond	9/19/2013	17	2,380,531	12,719

Total				$1,216

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	6/19/2013	24	$1,131,450	$25,316
Cocoa	7/16/2013	6	131,460	1,650
Coffee	7/19/2013	2	95,288	4,238
Copper High Grade	7/29/2013	1	82,312	(2,250)
Copper LME	6/19/2013	5	911,281	41,100
Corn	12/13/2013	1	28,362	(1,988)
Gas Oil	7/11/2013	3	253,650	9,375
Heating Oil	6/28/2013	11	1,285,007	66,343
KC Wheat	7/12/2013	4	150,200	(1,650)
Live Cattle	8/30/2013	4	192,720	(620)
Nickel	6/19/2013	3	265,788	11,199
Silver	7/29/2013	1	111,215	5,545
Soybean	11/14/2013	9	586,913	(36,675)
Soybean Oil	7/12/2013	11	319,308	12,012
Sugar	6/28/2013	6	111,216	8,602
Wheat	7/12/2013	27	952,425	10,550
Zinc	6/19/2013	8	380,200	(2,705)

Total				$150,042

2 Commodity futures are held by ASG Growth Markets Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  32

Consolidated Portfolio of Investments – as of May 31, 2013 (Unaudited)

ASG Growth Markets Fund – (continued)

Industry Summary at May 31, 2013 (Unaudited)

Commercial Banks	13.0%
Oil, Gas & Consumable Fuels	7.3
Semiconductors & Semiconductor Equipment	5.6
Wireless Telecommunication Services	4.2
Metals & Mining	2.8
Real Estate Management & Development	2.6
Automobiles	2.5
Insurance	2.2
Other Investments, less than 2% each	26.3
Short-Term Investments	20.0

Total Investments	86.5
Other assets less liabilities (including open forward foreign currency and futures contracts)	13.5

Net Assets	100.0%

Currency Exposure Summary at May 31, 2013 (Unaudited)

United States Dollar	50.2%
Hong Kong Dollar	13.4
South Korean Won	6.4
South African Rand	4.7
Malaysian Ringgit	3.2
Brazilian Real	2.9
New Taiwan Dollar	2.4
Indonesian Rupiah	2.2
Mexican Peso	1.1

Total Investments	86.5
Other assets less liabilities (including open forward foreign currency and futures contracts)	13.5

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* — 93.2% of Net Assets
	Australia — 9.0%
6,883	Amcor Ltd.(b)	$64,938
15,074	Aurizon Holdings Ltd.(b)	61,593
7,786	Australia & New Zealand Banking Group Ltd.(b)	203,100
9,070	BHP Billiton Ltd.(b)	296,105
8,555	Brambles Ltd.(b)	74,522
5,010	Cardno Ltd.(b)	25,579
4,303	Commonwealth Bank of Australia(b)	273,377
1,497	CSL Ltd.(b)	85,180
1,730	McMillan Shakespeare Ltd.(b)	27,954
6,515	National Australia Bank Ltd.(b)	179,233
5,180	New Hope Corp. Ltd.(b)	19,180
2,909	Newcrest Mining Ltd.(b)	39,743
6,013	Oil Search Ltd.(b)	47,013
2,662	Orica Ltd.(b)	56,797
5,088	Origin Energy Ltd.(b)	64,820
3,321	Premier Investments Ltd.(b)	21,965
4,406	QBE Insurance Group Ltd.(b)	66,764
2,147	Rio Tinto Ltd.(b)	111,222
5,713	SAI Global Ltd.(b)	20,881
7,081	Suncorp Group Ltd.(b)	83,841
35,467	Telstra Corp. Ltd.(b)	160,368
3,357	Wesfarmers Ltd.(b)	125,428
8,577	Westfield Group(b)	94,142
8,232	Westpac Banking Corp.(b)	221,860
2,001	Woodside Petroleum Ltd.(b)	68,202
3,910	Woolworths Ltd.(b)	122,939

		2,616,746

	Euro Zone — 29.5%
1,724	Accor S.A.(b)	61,577
2,724	Allianz SE, (Registered)(b)	420,767
1,409	Alstom S.A.(b)	53,031
3,205	Anheuser-Busch InBev NV(b)	295,133
31,271	Banco Bilbao Vizcaya Argentaria S.A.(b)	293,095
56,397	Banco Santander S.A.(b)	403,364
4,379	BASF SE(b)(c)	424,392
3,744	Bayer AG, (Registered)(b)	400,111
565	Belgacom S.A.(b)	12,659
5,651	BNP Paribas S.A.(b)	330,694
1,196	Bouygues S.A.(b)	31,769
454	Casino Guichard Perrachon S.A.(b)	47,491
5,225	Daimler AG, (Registered)(b)	331,861
2,604	Danone S.A.(b)	192,267
4,972	Deutsche Bank AG, (Registered)(b)	231,008
9,340	E.ON AG(b)	157,389
2,143	Electricite de France S.A.(b)	48,629
14,943	ENI SpA(b)	339,826

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Euro Zone — continued
14,215	France Telecom S.A.(b)	$144,163
106,788	Intesa Sanpaolo SpA(b)	166,027
349	Kerry Group PLC, Class A(b)	19,823
437	Kone OYJ, Class B(b)	38,389
1,531	Koninklijke DSM NV(b)	100,450
1,094	Legrand S.A.(b)	53,616
194	Linde AG(b)	37,160
1,692	LVMH Moet Hennessy Louis Vuitton S.A.(b)	298,881
225	Pernod-Ricard S.A.(b)	27,023
1,840	Sampo OYJ, A Shares(b)	74,575
5,727	Sanofi(b)(c)	610,659
4,183	SAP AG(b)(c)(d)	313,047
3,277	Schneider Electric S.A.(b)	259,313
1,720	SCOR SE(b)	50,391
692	SES S.A.(b)	20,443
3,758	Siemens AG, (Registered)(b)(c)	396,140
10,885	Snam SpA(b)	51,621
4,227	Societe Generale S.A.(b)	168,582
282	Sodexo(b)	24,010
46,529	Telecom Italia SpA(b)	28,767
21,908	Telefonica S.A.(c)(d)	301,431
620	Thales S.A.(b)	30,093
2,212	ThyssenKrupp AG(b)(d)	43,867
10,907	Total S.A.(b)(c)	545,168
393	Umicore S.A.(b)	18,778
7,395	Unilever NV(b)	302,114
3,850	Vinci S.A.(b)	197,447
717	Volkswagen AG(b)	151,894
689	Wereldhave NV(b)	48,938

		8,597,873

	Hong Kong — 3.5%
18,173	AIA Group Ltd.(b)	80,343
132,658	Bank of China Ltd., Class H(b)	62,312
119,564	China Construction Bank Corp., Class H(b)	96,549
8,026	China Mobile Ltd.(b)	84,612
10,052	China Shenhua Energy Co. Ltd., Class H(b)(d)	32,792
5,020	CLP Holdings Ltd.(b)	42,238
28,820	CNOOC Ltd.(b)	50,411
2,420	Hang Seng Bank Ltd.(b)	38,843
3,305	Hong Kong Exchanges & Clearing Ltd.(b)	55,326
17,381	HSBC Holdings PLC(b)	190,827
108,377	Industrial & Commercial Bank of China Ltd., Class H(b)	76,104
10,100	MTR Corp. Ltd.(b)	39,842
39,352	PetroChina Co. Ltd., Class H(b)	45,586
1,662	Tencent Holdings Ltd.(b)	65,333
7,034	Wharf Holdings Ltd.(b)	62,466

		1,023,584

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Japan — 18.6%
4,183	Advantest Corp.(b)	$63,161
1,674	Air Water, Inc.(b)	23,385
3,159	Alps Electric Co. Ltd.(b)	21,643
2,064	Asahi Group Holdings Ltd.(b)	49,489
2,198	Astellas Pharma, Inc.(b)	112,243
2,393	Bridgestone Corp.(b)	77,676
3,038	Canon, Inc.(b)(c)	103,804
2,978	Chiyoda Corp.(b)	32,026
1,207	Coca-Cola West Co. Ltd.(b)	21,472
2,567	Credit Saison Co. Ltd.(b)	59,854
3,095	Daiichi Sankyo Co. Ltd.(b)	50,814
2,131	Daikin Industries Ltd.(b)	92,398
3,568	Dainippon Screen Manufacturing Co. Ltd.(b)(d)	19,423
2,636	Denso Corp.(b)	108,910
2,507	Dentsu, Inc.(b)	75,819
2,138	Eisai Co. Ltd.(b)	82,055
1,780	FANUC Corp.(b)(c)	262,131
1,675	Fast Retailing Co. Ltd.(c)	563,399
2,658	FUJIFILM Holdings Corp.(b)	54,853
586	Hamamatsu Photonics KK(b)	19,424
4,197	Hankyu Hanshin Holdings, Inc.(b)	22,296
9,018	Hanwa Co. Ltd.(b)	33,061
3,022	Hitachi Construction Machinery Co. Ltd.(b)	69,828
4,289	Honda Motor Co. Ltd.(b)(c)	159,228
265	Idemitsu Kosan Co. Ltd.(b)	21,444
873	Ito En Ltd.(b)	19,286
2,316	Japan Tobacco, Inc.(b)	78,820
2,116	JGC Corp.(b)	70,205
3,840	JTEKT Corp.(b)	41,421
3,648	Kamigumi Co. Ltd.(b)	27,610
5,652	Kaneka Corp.(b)	34,127
2,097	Kao Corp.(b)	65,715
3,745	KDDI Corp.(b)(c)	168,952
2,368	Keikyu Corp.(b)	20,227
2,839	Kokuyo Co. Ltd.(b)	19,717
3,173	Komatsu Ltd.(b)	79,457
2,227	Konami Corp.(b)	53,876
1,077	Kurita Water Industries Ltd.(b)	23,395
1,886	Kyocera Corp.(b)(c)	183,890
45	Lawson, Inc.(b)	3,274
925	MISUMI Group, Inc.(b)	23,966
3,677	Mitsubishi Corp.(b)	63,547
2,653	Mitsubishi Estate Co. Ltd.(b)	65,362
5,329	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	24,158
4,714	Mitsui & Co. Ltd.(b)	59,038
2,629	Mitsui Fudosan Co. Ltd.(b)	72,530
2,151	Nagase & Co. Ltd.(b)	27,729
9,366	Nagoya Railroad Co. Ltd.(b)	24,613

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Japan — continued
1,975	Nikon Corp.(b)	$51,829
5,869	Nomura Holdings, Inc.(b)	44,501
19	NTT Data Corp.(b)	63,823
4,358	OKUMA Corp.(b)	35,696
2,935	Ricoh Co. Ltd.(b)	34,075
2,217	Secom Co. Ltd.(b)	111,800
3,960	Seino Holdings Corp.(b)	30,278
2,488	Seven & I Holdings Co. Ltd.(b)	84,510
2,252	Shin-Etsu Chemical Co. Ltd.(b)(c)	141,090
2,967	Shionogi & Co. Ltd.(b)	55,469
5,239	Softbank Corp.(b)(c)	261,872
4,073	Sumitomo Corp.(b)	50,924
4,032	Sumitomo Metal Mining Co. Ltd.(b)	50,666
2,286	Sumitomo Realty & Development Co. Ltd.(b)	87,427
2,564	Suzuki Motor Corp.(b)	62,380
2,505	Taiyo Nippon Sanso Corp.(b)	17,369
2,219	Taiyo Yuden Co. Ltd.(b)	33,137
2,111	Takeda Pharmaceutical Co. Ltd.(b)	93,564
2,009	TDK Corp.(b)	76,069
2,123	Terumo Corp.(b)	104,506
1,964	Tokyo Electron Ltd.(b)(c)	96,605
7,020	Toyo Ink SC Holdings Co. Ltd.(b)	31,723
437	Toyo Suisan Kaisha Ltd.(b)	14,069
2,281	Toyota Motor Corp.(b)	133,118
3,241	Toyota Tsusho Corp.(b)	85,760
1,976	Trend Micro, Inc.(b)	60,137
3,353	Yamato Holdings Co. Ltd.(b)	61,565

		5,424,713

	Switzerland — 9.5%
468	Aryzta AG(b)	26,848
880	Baloise Holding AG, (Registered)(b)	86,137
1,919	Clariant AG, (Registered)(b)	27,727
248	Dufry AG, (Registered)(b)(d)	33,765
1,051	EFG International AG(b)	13,005
2,414	GAM Holding AG(b)	42,045
501	Gategroup Holding AG(b)(d)	10,419
385	Kuehne & Nagel International AG, (Registered)(b)	43,012
930	Logitech International S.A., (Registered)(b)	6,420
596	Meyer Burger Technology AG(b)(d)	4,813
9,949	Nestle S.A., (Registered)(c)	659,067
1,008	Nobel Biocare Holding AG, (Registered)(b)	12,265
8,250	Novartis AG, (Registered)(b)(c)	590,964
2,571	OC Oerlikon Corp. AG, (Registered)(b)	31,081
2,155	Roche Holding AG(b)	534,303
462	Schindler Holding AG(b)	67,161
3,187	Schmolz & Bickenbach AG, (Registered)(b)(d)	10,243
178	Sonova Holding AG, (Registered)(b)	19,545
320	Sulzer AG, (Registered)(b)	53,461

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Switzerland — continued
1,171	Swatch Group AG (The), (Registered)(b)	$115,424
365	Swiss Life Holding AG, (Registered)(b)	60,509
676	Temenos Group AG, (Registered)(b)	15,006
1,432	Transocean Ltd.(b)	71,912
13,092	UBS AG, (Registered)(b)	229,712

		2,764,844

	United Kingdom — 23.1%
2,056	African Barrick Gold PLC(b)	4,261
4,505	Anglo American PLC(b)	103,220
4,042	AstraZeneca PLC(b)	206,806
3,187	Babcock International Group PLC(b)	55,892
5,031	Balfour Beatty PLC(b)	17,634
37,546	Barclays PLC(b)	179,850
1,124	Berkeley Group Holdings PLC(b)	35,960
10,118	BG Group PLC(b)	184,654
7,702	BHP Billiton PLC(b)	221,472
57,321	BP PLC(b)(c)	409,685
5,979	British American Tobacco PLC(c)	328,538
29,061	BT Group PLC(b)	132,244
2,865	Bunzl PLC(b)	55,762
9,425	Capital & Counties Properties PLC(b)	46,703
5,335	Catlin Group Ltd.(b)	40,577
2,525	Close Brothers Group PLC(b)	37,870
974	Croda International PLC(b)	36,220
920	Derwent London PLC(b)	33,249
8,328	Diageo PLC(b)	246,008
4,607	Ferrexpo PLC(b)	11,726
14,663	GlaxoSmithKline PLC(c)	379,378
16,570	Glencore Xstrata PLC(b)	80,585
3,847	Great Portland Estates PLC(b)	32,208
3,998	Greene King PLC(b)	46,273
5,085	Halma PLC(b)	39,713
13,970	Hays PLC(b)	19,766
3,284	Hiscox Ltd.(b)	27,619
53,468	HSBC Holdings PLC(b)(c)	586,599
3,729	IG Group Holdings PLC(b)	32,600
4,756	Inchcape PLC(b)	39,348
4,337	Invensys PLC(b)	25,971
1,386	Jardine Lloyd Thompson Group PLC(b)	18,590
3,458	John Wood Group PLC(b)	44,409
8,051	Ladbrokes PLC(b)	25,170
18,155	Marston’s PLC(b)	39,270
7,532	Meggitt PLC(b)	60,604
10,416	Melrose Industries PLC(b)	41,281
13,675	National Grid PLC(b)	162,601
4,462	Pennon Group PLC(b)	46,095
1,987	Petropavlovsk PLC(b)	4,138
11,861	Prudential PLC(b)	199,515

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	United Kingdom — continued
2,421	Reckitt Benckiser Group PLC(b)	$173,122
20,368	Rentokil Initial PLC(b)	27,800
4,555	Restaurant Group PLC(b)	35,712
4,185	Rio Tinto PLC(c)	178,744
661	Rotork PLC(b)	28,504
17,839	Royal Dutch Shell PLC, A Shares(c)	593,697
3,676	SABMiller PLC(b)	184,937
857	Spirax-Sarco Engineering PLC(b)	36,602
6,626	Standard Chartered PLC(b)	153,421
1,469	Telecity Group PLC(b)	21,499
26,053	Tesco PLC(b)	144,265
986	Ultra Electronics Holdings PLC(b)	26,188
4,404	Unilever PLC(b)	184,991
148,934	Vodafone Group PLC(b)	431,627
2,500	WH Smith PLC(b)	28,580
7,636	WPP PLC(b)	129,996

		6,719,749

	Total Common Stocks (Identified Cost $23,897,379)	27,147,509

Contracts
Purchased Options — 0.8%
	Index Options — 0.8%
65	On EURO STOXX 50®, Put expiring June 21, 2013 at 2250	669
39	On EURO STOXX 50®, Put expiring June 21, 2013 at 2400	901
54	On EURO STOXX 50®, Put expiring July 19, 2013 at 2500	10,631
79	On EURO STOXX 50®, Put expiring August 16, 2013 at 2550	34,025
20	On FTSE 100 Index, Put expiring June 21, 2013 at 5700	862
19	On FTSE 100 Index, Put expiring July 19, 2013 at 6000	7,070
13	On FTSE 100 Index, Put expiring July 19, 2013 at 6100	6,570
14	On FTSE 100 Index, Put expiring August 16, 2013 at 6000	10,498
3	On Hang Seng Index®, OTC Put expiring July 30, 2013 at 20200(e)	1,967
4	On Hang Seng Index®, OTC Put expiring July 30, 2013 at 20400(e)	3,161
12	On Nikkei 225™, Put expiring July 12, 2013 at 12000	21,724
13	On Nikkei 225™, Put expiring July 12, 2013 at 12500	37,932
10	On Nikkei 225™, Put expiring August 09, 2013 at 12000	26,623
7	On Nikkei 225™, Put expiring August 09, 2013 at 12500	27,355
11	On S&P ASX 200 Index, OTC Put expiring June 20, 2013 at 4600(e)	1,284
9	On S&P ASX 200 Index, OTC Put expiring June 20, 2013 at 4650(e)	1,456
10	On S&P ASX 200 Index, OTC Put expiring July 18, 2013 at 4700(e)	4,398
9	On S&P ASX 200 Index, OTC Put expiring July 18, 2013 at 4725(e)	4,309
8	On S&P ASX 200 Index, OTC Put expiring August 15, 2013 at 4500(e)	2,625
9	On S&P ASX 200 Index, OTC Put expiring September 19, 2013 at 4650(e)	7,896
11	On Swiss Market Index, Put expiring July 19, 2013 at 7100	2,870
15	On Swiss Market Index, Put expiring July 19, 2013 at 7500	10,477
7	On Swiss Market Index, Put expiring August 16, 2013 at 7300	5,225

	Total Purchased Options (Identified Cost $162,630)	230,528

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$971,303	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2013 at 0.000% to be repurchased at $971,303 on 6/03/2013 collateralized by $965,000 Federal Home Loan Mortgage Corp., 2.375% due 1/13/2022 valued at $993,674 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $971,303)	$971,303

	Total Investments — 97.3% (Identified Cost $25,031,312)(a)	28,349,340
	Other assets less liabilities — 2.7%	773,790

	Net Assets — 100.0%	$29,123,130

Contracts
Written Options — (1.4%)
	Index Options — (1.4%)
39	On EURO STOXX 50®, OTC Call expiring June 21, 2013 at 2700(e)	$(43,617)
81	On EURO STOXX 50®, OTC Call expiring June 21, 2013 at 2775(e)	(42,391)
57	On EURO STOXX 50®, OTC Call expiring July 19, 2013 at 2750(e)	(54,536)
60	On EURO STOXX 50®, OTC Call expiring July 19, 2013 at 2800(e)	(38,617)
15	On FTSE 100 Index, OTC Call expiring June 21, 2013 at 6200(e)	(79,417)
12	On FTSE 100 Index, OTC Call expiring June 21, 2013 at 6650(e)	(7,461)
12	On FTSE 100 Index, OTC Call expiring June 21, 2013 at 6700(e)	(4,880)
15	On FTSE 100 Index, OTC Call expiring July 19, 2013 at 6550(e)	(30,648)
12	On FTSE 100 Index, OTC Call expiring July 19, 2013 at 6700(e)	(11,685)
3	On Hang Seng Index®, OTC Call expiring June 27, 2013 at 22400(e)	(4,124)
4	On Hang Seng Index®, OTC Call expiring June 27, 2013 at 22600(e)	(3,871)
4	On Nikkei 225™, OTC Call expiring June 14, 2013 at 14250(e)	(3,225)
6	On Nikkei 225™, OTC Call expiring June 14, 2013 at 14500(e)	(3,517)
6	On Nikkei 225™, OTC Call expiring June 14, 2013 at 14750(e)	(2,090)
6	On Nikkei 225™, OTC Call expiring July 12, 2013 at 14000(e)	(20,131)
12	On Nikkei 225™, OTC Call expiring July 12, 2013 at 14500(e)	(26,881)
6	On Nikkei 225™, OTC Call expiring July 12, 2013 at 14750(e)	(9,719)
9	On S&P ASX 200 Index, OTC Call expiring June 20, 2013 at 5000(e)	(2,371)
12	On S&P ASX 200 Index, OTC Call expiring June 20, 2013 at 5100(e)	(868)
14	On S&P ASX 200 Index, OTC Call expiring June 20, 2013 at 5125(e)	(742)
9	On S&P ASX 200 Index, OTC Call expiring June 20, 2013 at 5150(e)	(298)
11	On S&P ASX 200 Index, OTC Call expiring July 18, 2013 at 5150(e)	(1,970)
12	On Swiss Market Index, OTC Call expiring June 21, 2013 at 8000(e)	(11,082)
8	On Swiss Market Index, OTC Call expiring June 21, 2013 at 8250(e)	(1,518)
13	On Swiss Market Index, OTC Call expiring June 21, 2013 at 8300(e)	(1,775)

	Total Written Options (Premiums Received $712,082)	$(407,434)

(†)	See Note 2 of Notes to Financial Statements.
*	Common stocks are grouped by geographical regions that correspond to the markets underlying each of the indices on which the Fund writes call options and buys put options.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2013, the net unrealized appreciation on investments based on a cost of $25,031,312 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,060,330
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(742,302)

	Net unrealized appreciation	$3,318,028

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	All or a portion of this security has been pledged as collateral for outstanding call options.
(d)	Non-income producing security.
(e)	Counterparty is UBS AG.

OTC	Over-the-Counter

Industry Summary at May 31, 2013 (Unaudited)

Commercial Banks	12.4%
Pharmaceuticals	10.7
Oil, Gas & Consumable Fuels	8.4
Food Products	4.8
Insurance	4.1
Metals & Mining	3.9
Wireless Telecommunication Services	3.3
Chemicals	3.2
Beverages	3.0
Machinery	2.7
Automobiles	2.7
Diversified Telecommunication Services	2.7
Specialty Retail	2.2
Capital Markets	2.0
Other Investments, less than 2% each	27.9
Short-Term Investments	3.3

Total Investments	97.3
Other assets less liabilities (including open written options)	2.7

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Gateway International Fund – (continued)

Country of Risk Summary at May 31, 2013 (Unaudited)

United Kingdom	21.6%
Japan	19.0
France	11.1
Germany	10.1
Switzerland	9.5
Australia	9.0
Netherlands	3.5
Spain	3.4
Italy	2.1
Other Investments, less than 2% each	4.7
Short-Term Investments	3.3

Total Investments	97.3
Other assets less liabilities (including open written options)	2.7

Net Assets	100.0%

Currency Exposure Summary at May 31, 2013 (Unaudited)

Euro	29.7%
British Pound	23.2
Japanese Yen	19.0
Swiss Franc	9.6
Australian Dollar	9.0
Hong Kong Dollar	3.5
United States Dollar	3.3

Total Investments	97.3
Other assets less liabilities (including open written options)	2.7

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Capital Income Fund

Shares	Description	Value (†)
Common Stocks — 79.0% of Net Assets
	Aerospace & Defense — 3.3%
4,690	Honeywell International, Inc.	$367,977
4,435	Northrop Grumman Corp.	365,400

		733,377

	Automobiles — 0.4%
2,659	General Motors Co.(b)	90,114

	Beverages — 2.9%
8,073	Coca-Cola Enterprises, Inc.	299,993
4,224	PepsiCo, Inc.	341,172

		641,165

	Capital Markets — 1.2%
9,828	Federated Investors, Inc., Class B	271,941

	Chemicals — 3.1%
7,604	E.I. du Pont de Nemours & Co.	424,227
11,533	Tronox Ltd., Class A	266,182

		690,409

	Commercial Banks — 3.2%
5,049	PNC Financial Services Group, Inc. (The)	361,711
8,664	Wells Fargo & Co.	351,325

		713,036

	Commercial Services & Supplies — 1.3%
6,967	Waste Management, Inc.	292,126

	Communications Equipment — 1.5%
5,566	Motorola Solutions, Inc.(c)	322,605

	Computers & Peripherals — 1.6%
761	Apple, Inc.	342,206

	Construction Materials — 1.0%
2,111	Martin Marietta Materials, Inc.	230,162

	Containers & Packaging — 1.4%
13,062	Sealed Air Corp.	313,749

	Diversified Consumer Services — 1.5%
11,584	H&R Block, Inc.	339,064

	Diversified Financial Services — 2.2%
8,882	JPMorgan Chase & Co.	484,868

	Diversified Telecommunication Services — 2.5%
7,186	CenturyLink, Inc.	245,402
6,325	Verizon Communications, Inc.	306,636

		552,038

	Electric Utilities — 2.6%
7,803	FirstEnergy Corp.	304,395
9,213	PPL Corp.	273,626

		578,021

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Shares	Description	Value (†)
	Electrical Equipment — 1.6%
5,438	Eaton Corp. PLC	$359,234

	Energy Equipment & Services — 1.8%
1,958	Diamond Offshore Drilling, Inc.	134,730
5,037	Transocean Ltd.	253,009

		387,739

	Food & Staples Retailing — 1.5%
6,676	Walgreen Co.	318,846

	Gas Utilities — 1.5%
5,406	National Fuel Gas Co.	330,847

	Health Care Equipment & Supplies — 1.4%
4,397	Baxter International, Inc.(d)	309,241

	Industrial Conglomerates — 1.5%
13,996	General Electric Co.(d)	326,387

	Insurance — 4.5%
9,316	MetLife, Inc.	411,860
3,051	Travelers Cos., Inc. (The)	255,430
11,318	Unum Group	322,337

		989,627

	Media — 2.6%
7,095	Comcast Corp., Class A	284,864
4,356	Viacom, Inc., Class B	287,017

		571,881

	Multiline Retail — 1.0%
4,075	Kohl’s Corp.	209,496

	Oil, Gas & Consumable Fuels — 7.7%
3,282	Chevron Corp.	402,865
2,116	ExxonMobil Corp.	191,434
5,603	Kinder Morgan, Inc.	212,802
3,544	Occidental Petroleum Corp.	326,296
9,362	Regency Energy Partners LP	240,042
6,336	Total S.A., Sponsored ADR	315,850

		1,689,289

	Pharmaceuticals — 9.5%
6,832	AbbVie, Inc.	291,658
8,761	Bristol-Myers Squibb Co.	403,094
5,282	GlaxoSmithKline PLC, Sponsored ADR	273,449
9,037	Merck & Co., Inc.	422,028
14,960	Pfizer, Inc.	407,361
5,769	Sanofi, ADR	306,276

		2,103,866

	REITs – Diversified — 2.3%
11,200	Duke Realty Corp.	185,584
10,939	Weyerhaeuser Co.	326,201

		511,785

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 1.8%
5,154	Norfolk Southern Corp.	$394,745

	Semiconductors & Semiconductor Equipment — 1.6%
9,653	Texas Instruments, Inc.	346,446

	Software — 1.5%
9,702	Microsoft Corp.	338,406

	Specialty Retail — 3.2%
17,532	American Eagle Outfitters, Inc.	346,958
8,581	Lowe’s Cos., Inc.	361,346

		708,304

	Thrifts & Mortgage Finance — 1.3%
20,022	People’s United Financial, Inc.	275,503

	Tobacco — 1.4%
7,282	Lorillard, Inc.	309,048

	Wireless Telecommunication Services — 1.6%
11,818	Vodafone Group PLC, Sponsored ADR	342,131

	Total Common Stocks (Identified Cost $14,667,552)	17,417,702

Principal Amount (‡)
Bonds and Notes — 17.4%
Non-Convertible Bonds — 16.2%
	Banking — 3.2%
$300,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	319,125
100,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	107,210
280,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	286,477

		712,812

	Brokerage — 0.5%
100,000	Jefferies Group LLC, 6.875%, 4/15/2021	116,525

	Chemicals — 0.6%
150,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(e)	132,000

	Electric — 2.0%
400,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	431,500

	Government Sponsored — 0.2%
40,000	Eksportfinans ASA, 2.000%, 9/15/2015	38,800

	Healthcare — 1.3%
125,000	HCA, Inc., 7.500%, 12/15/2023	133,125
150,000	HCA, Inc., 7.500%, 11/06/2033	156,000

		289,125

	Home Construction — 1.2%
250,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	270,000

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Non-Cable — 1.2%
$80,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	$87,000
150,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	164,250

		251,250

	Non-Captive Consumer — 1.2%
300,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	264,000

	Retailers — 0.8%
125,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	104,062
70,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	60,200

		164,262

	Supermarket — 1.5%
400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	332,000

	Transportation Services — 0.3%
75,000	APL Ltd., 8.000%, 1/15/2024(e)	70,500

	Wirelines — 2.2%
100,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	108,250
400,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	383,995

		492,245

	Total Non-Convertible Bonds (Identified Cost $3,214,390)	3,565,019

Convertible Bonds — 1.2%
	Brokerage — 0.3%
60,000	Jefferies Group LLC, 3.875%, 11/01/2029	66,937

	Independent Energy — 0.9%
185,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	188,700

	Total Convertible Bonds (Identified Cost $225,316)	255,637

	Total Bonds and Notes (Identified Cost $3,439,706)	3,820,656

Short-Term Investments — 2.8%
619,896	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2013 at 0.000% to be repurchased at $619,896 on 6/03/2013 collateralized by $635,000 Federal National Mortgage Association, 0.875% due 10/26/2017 valued at $632,619 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $619,896)	619,896

	Total Investments — 99.2% (Identified Cost $18,727,154)(a)	21,858,254
	Other assets less liabilities — 0.8%	184,766

	Net Assets — 100.0%	$22,043,020

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Shares	Description	Value (†)
Written Options — (0.0%)
	Options on Securities — (0.0%)
1,200	Bristol Myers Squibb Co., Call expiring July 20, 2013 at 50	$(420)
1,500	Carnival Corp., Put expiring July 20, 2013 at 30.50	(488)
1,500	Carnival Corp., Put expiring July 20, 2013 at 31.50	(862)
1,000	Motorola Solutions, Inc., Put expiring June 22, 2013 at 52.50	(155)

	Total Written Options (Premiums Received $3,254)	$(1,925)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2013, the net unrealized appreciation on investments based on a cost of $18,727,562 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,276,067
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(145,375)

	Net unrealized appreciation	$3,130,692

(b)	Non-income producing security.
(c)	A portion of this security has been pledged as collateral for outstanding options.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding options.
(e)	Illiquid security. At May 31, 2013, the value of these securities amounted to $202,500 or 0.9% of net assets.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of Rule 144A holdings amounted to $750,625 or 3.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Industry Summary at May 31, 2013 (Unaudited)

Pharmaceuticals	9.5%
Oil, Gas & Consumable Fuels	7.7
Insurance	4.5
Chemicals	3.7
Aerospace & Defense	3.3
Commercial Banks	3.2
Banking	3.2
Specialty Retail	3.2
Beverages	2.9
Electric Utilities	2.6
Media	2.6
Diversified Telecommunication Services	2.5
REITs – Diversified	2.3
Wirelines	2.2
Diversified Financial Services	2.2
Electric	2.0
Other Investments, less than 2% each	38.8
Short-Term Investments	2.8

Total Investments	99.2
Other assets less liabilities (including open written options)	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 83.1% of Net Assets
	Aerospace & Defense — 2.2%
$1,350,000	Camp International Holding Company, New 1st Lien Term Loan, 5/31/2019(b)	$1,362,663
1,095,996	Camp International Holding Company, New 1st Lien Term Loan, 5.250%, 5/31/2019(c)	1,106,277
450,000	Camp International Holding Company, New 2nd Lien Term Loan, 10.000%, 11/29/2019(c)	460,687
281,000	DigitalGlobe, Inc., New Term Loan B, 3.750%, 1/31/2020(c)	282,545
2,624,738	Engility Corporation, Term Loan, 5.750%, 7/13/2017(c)	2,618,176
611,853	PRV Aerospace LLC, Term Loan B, 6.500%, 5/09/2018(d)	614,148
1,483,283	Sequa Corporation, New Term Loan B, 5.250%, 6/19/2017(c)	1,497,374
994,911	SI Organization, Inc. (The), Term Loan B, 5.500%, 11/22/2016(c)	988,693
323,190	Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/2019(c)	328,038
994,937	TASC, Inc., New Term Loan B, 4.500%, 12/18/2015(c)	995,563
4,243,495	WP CPP Holdings, LLC, 1st Lien Term Loan, 4.750%, 12/27/2019(c)	4,243,495
235,308	Wyle Services Corporation, Term Loan B, 5.000%, 3/27/2017(c)	236,044

		14,733,703

	Airlines — 0.6%
1,256,850	Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/2018(c)	1,259,992
1,271,000	United Airlines, Inc., New Term Loan B, 4.000%, 3/22/2019(c)	1,284,028
1,386,000	US Airway Group, Inc., Term Loan B1, 5/23/2019(b)	1,384,614

		3,928,634

	Automotive — 1.3%
107,273	Affinia Group Intermediate Holding, Inc., Term Loan B1, 3.500%, 4/25/2016(c)	108,211
482,727	Affinia Group Intermediate Holding, Inc., Term Loan B2, 4.750%, 4/27/2020(c)	483,934
145,096	August LuxUK Holding Company S.A.R.L., New Luxco Term Loan, 4/27/2018(b)	145,821
111,614	August U.S. Holding Company, Inc., New Term Loan B, 4/27/2018(b)	112,172
1,104,280	Grede LLC, Term Loan B, 4.500%, 3/29/2017(c)	1,107,958
1,020,000	Navistar International Corporation, Term Loan B, 5.750%, 8/17/2017(c)	1,038,870
831,915	Remy International, Inc., New Term Loan B, 4.250%, 3/05/2020(c)	840,234
3,238,000	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(c)	3,264,325
1,350,000	Transtar Holding Company, New 2nd Lien Term Loan, 9.750%, 10/09/2019(c)	1,387,125

		8,488,650

	Banking — 1.3%
1,418,704	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.444%, 6/30/2017(c)	1,398,317
6,000,000	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(c)	5,904,660
1,045,967	US FT Holdco, Inc., Term Loan B, 5.750%, 11/30/2017(c)	1,051,855

		8,354,832

	Building Materials — 1.4%
2,800,000	Air Distribution Technologies, Inc., 2nd Lien Term Loan, 9.250%, 5/11/2020(c)	2,870,000
631,825	CPG International, Inc., Term Loan, 5.750%, 9/18/2019(c)	636,039
2,622,087	Custom Building Products, Inc., Term Loan B, 6.000%, 12/12/2019(c)	2,648,308
1,001,965	Roofing Supply Group LLC, Term Loan, 5.000%, 5/24/2019(c)	1,012,817
1,800,585	Wilsonart International Holdings LLC, Term Loan B, 4.000%, 10/31/2019(c)	1,801,035

		8,968,199

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — 3.8%
$3,554,500	AI Chem & Cy S.C.A., 2nd Lien Term Loan, 8.250%, 4/03/2020(c)	$3,643,363
267,966	AI Chem & Cy S.C.A., Term Loan B1, 4.500%, 10/03/2019(c)	269,809
139,034	AI Chem & Cy S.C.A., Term Loan B2, 4.500%, 10/03/2019(c)	139,991
5,000,000	Arysta LifeScience Corporation, 2nd Lien Term Loan, 11/30/2020(b)	5,051,550
1,134,776	Ascend Performance Materials LLC, Term Loan B, 4/10/2018(b)	1,140,450
1,177,984	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(c)	1,183,874
787,818	AZ Chem US, Inc., Recap Term Loan, 5.250%, 12/22/2017(c)	795,302
337,450	Emerald Performance Materials LLC, Term Loan B, 6.750%, 5/18/2018(c)	338,294
3,500,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(c)	3,587,500
579,548	Houghton International, Inc., Term Loan B, 12/20/2019(b)	579,548
788,174	Ineos US Finance LLC, 6 year Term Loan, 4.000%, 5/04/2018(c)	787,638
718,154	Kleopatra Acquisition Corp., Term Loan B1, 5.750%, 12/21/2016(c)	727,131
112,500	Kronos Worldwide, Inc., Term Loan B, 7.000%, 6/13/2018(c)	112,875
207,955	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(c)	207,175
899,455	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(c)	896,082
1,419,443	Taminco NV, USD Term Loan B2, 4.250%, 2/15/2019(c)	1,429,648
1,623,450	Tronox Pigments (Netherlands) B.V., 2013 Term Loan, 4.500%, 3/19/2020(c)	1,637,996
1,025,000	U.S. Coatings Acquisition, Inc., Term Loan, 4.750%, 2/03/2020(c)	1,032,308
2,030,896	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(c)	2,015,461

		25,575,995

	Consumer Cyclical Services — 4.6%
4,992,301	Affinion Group, Inc., Term Loan B, 6.500%, 10/10/2016(c)	4,871,637
450,000	AlixPartners LLP, 2nd Lien Term Loan, 10.750%, 12/27/2019(c)	457,124
512,393	Allied Security Holdings LLC, 1st Lien Term Loan, 5.250%, 2/03/2017(c)	515,381
297,413	Catalina Marketing Corporation, 2017 Term Loan B, 5.694%, 9/29/2017(c)	301,874
698,250	Corporate Executive Board Company (The), Term Loan B, 5.000%, 7/02/2019(c)	700,436
210,940	Garda World Security Corp., Term Loan B, 4.500%, 11/13/2019(c)	213,049
1,676,744	Go Daddy Operating Company LLC, Repriced Term Loan B2, 4.250%, 12/17/2018(c)	1,682,613
896,069	Inmar, Inc., New Term Loan B, 6.500%, 8/04/2017(c)	899,053
429,689	RE/MAX International, Inc., New Term Loan, 5.500%, 4/15/2016(c)	432,912
837,000	Realogy Corporation, Extended Term Loan, 4.500%, 3/05/2020(c)	844,500
1,302,584	SGS Cayman, L.P., Term Loan, 7.250%, 3/06/2019(c)	1,299,328
715,591	SNL Financial LC, New Term Loan B, 5.500%, 10/23/2018(c)	720,958
1,000,000	SourceHov LLC, New 2nd Lien Term Loan, 4/30/2019(b)	1,017,500
3,500,000	SourceHov LLC, New 2nd Lien Term Loan, 8.750%, 4/30/2019(c)	3,561,250
2,729,188	Southern Graphics, Inc., Term Loan, 5.000%, 10/17/2019(c)	2,753,068
1,675,000	Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/2019(c)	1,683,375
863,300	SRA International, Inc., Term Loan B, 6.500%, 7/20/2018(c)	862,488
456,307	Sterling Infosystems, Inc., Term Loan A, 5.750%, 2/01/2018(c)	456,307
3,335,000	STG-Fairway Acquisitions, Term Loan B, 6.250%, 2/28/2019(c)	3,343,338
2,884,294	Sutherland Global Services Private Limited, Term Loan, 7.250%, 3/06/2019(c)	2,877,083
490,268	U.S. Security Holdings, Inc., New Term Loan, 6.000%, 7/28/2017(c)	492,415
335,315	West Corporation, Term Loan B8, 3.750%, 6/29/2018(c)	337,759

		30,323,448

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Products — 1.9%
$754,286	Advantage Sales & Marketing, Inc., New 2nd Lien Term Loan, 8.250%, 6/17/2018(c)	$762,455
3,228,422	FGI Operating Company LLC, Term Loan, 5.500%, 4/19/2019(c)	3,236,492
552,112	HMK Intermediate Holdings LLC, Term Loan, 5.750%, 3/29/2019(c)	556,253
1,508,220	Serta Simmons Holdings LLC, Term Loan, 5.000%, 10/01/2019(c)	1,516,229
2,970,629	SRAM LLC, New Term Loan B, 4.005%, 4/10/2020(d)	2,974,343
1,834,337	SymphonyIRI Group, Inc., New Term Loan B, 4.500%, 12/01/2017(c)	1,850,388
1,929,857	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(c)	1,877,268

		12,773,428

	Diversified Manufacturing — 1.9%
2,569,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(c)	2,620,380
395,957	Douglas Dynamics Holdings, Inc., New Term Loan, 5.750%, 4/18/2018(c)	396,286
4,298,000	Dundee Holdco 4 Limited, USD Term Loan, 5.500%, 3/28/2020(c)	4,324,862
4,602,857	Edwards (Cayman Islands II) Limited, New Term Loan B, 4.750%, 3/26/2020(c)	4,631,625
809,000	Milacron LLC, New Term Loan, 4.250%, 3/28/2020(c)	815,068

		12,788,221

	Electric — 0.6%
1,029,825	Calpine Corporation, Term Loan B3, 4.000%, 10/09/2019(c)	1,038,578
1,758,154	Dynegy Holdings, Inc., Term Loan B2, 4.000%, 4/23/2020(c)	1,762,180
1,266,000	Mirion Technologies, Inc., Term Loan, 5.750%, 3/30/2018(c)	1,272,330

		4,073,088

	Entertainment — 0.2%
420,102	ClubCorp Club Operations, Inc., Term Loan B, 5.000%, 11/30/2016(c)	425,878
210,119	SMG (Stadium Management Group), New Term Loan B, 5.500%, 6/07/2018(c)	210,907
461,500	WMG Acquisition Corp., Delayed Draw Term Loan 1, 7/01/2020(b)	458,810
71,500	WMG Acquisition Corp., Delayed Draw Term Loan 2, 7/01/2020(b)	71,083
219,000	WMG Acquisition Corp., New Term Loan, 3.750%, 7/01/2020(c)	220,095

		1,386,773

	Financial Other — 3.0%
1,496,487	Connolly Holdings, Inc., 2nd Lien Term Loan, 10.500%, 7/15/2019(c)	1,522,675
2,251,000	Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 4/23/2020(c)	2,265,069
2,500,000	Eze Castle Software, Inc., 2nd Lien Term Loan, 8.750%, 4/06/2021(c)	2,545,325
233,664	Hamilton Lane Advisors LLC, Term Loan, 5.250%, 2/28/2018(c)	234,248
630,822	Harbourvest Partners LLC, Term Loan B, 4.750%, 11/21/2017(c)	634,764
2,090,000	ION Trading Technologies S.A.R.L., 1st Lien Term Loan, 4.500%, 5/22/2020(c)	2,104,797
824,185	Ipreo Holdings LLC, Term Loan B2, 6.500%, 8/05/2017(c)	830,366
35,314	Ipreo Holdings LLC, Term Loan B3, 6.500%, 8/05/2017(c)	35,579
2,510,000	Moneygram International, Inc., New Term Loan B, 4.250%, 3/27/2020(c)	2,516,275
2,000,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 2/28/2019(b)	2,005,000
2,877,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 6.500%, 2/28/2019(c)	2,884,193
765,500	Transfirst Holdings, Inc., 1st Lien Term Loan, 6.250%, 12/27/2017(c)	768,133
634,476	Triple Point Technology, Inc., New 1st Lien Term Loan, 6.250%, 10/27/2017(c)	635,269
1,000,000	Wall Street Systems, Inc., New 2nd Lien Term Loan, 9.250%, 10/26/2020(c)	1,015,000

		19,996,693

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — 3.3%
$4,482,000	Arctic Glacier U.S.A, Inc., 1st Lien Term Loan, 6.000%, 5/10/2019(c)	$4,504,410
550,000	CPM Acquisition Corp., 2nd Lien Term Loan, 10.250%, 2/28/2018(c)	551,375
454,410	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(c)	463,498
2,600,000	Earthbound Holdings III, LLC, New Term Loan B, 5.750%, 12/21/2016(c)	2,591,550
4,813,000	Hostess Brands, Inc., Term Loan, 6.750%, 4/09/2020(c)	4,936,357
1,462,335	Milk Specialties Company, New Term Loan B, 7.000%, 11/07/2018(c)	1,487,926
4,149,000	Reddy Ice Group, Inc., 1st Lien Term Loan, 6.750%, 3/28/2019(c)	4,164,559
3,367,000	US Foods, Inc., Refi Term Loan, 3/29/2019(b)	3,354,374

		22,054,049

	Gaming — 0.1%
448,875	Peninsula Gaming LLC, Term Loan, 4.250%, 11/20/2017(c)	452,102
266,310	Tropicana Entertainment, Inc., Term Loan B, 7.500%, 3/16/2018(c)	267,642

		719,744

	Healthcare — 7.1%
3,955,000	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(c)	3,981,380
838,898	ATI Holdings, Inc., New Term Loan, 5.750%, 12/20/2019(c)	849,912
3,655,556	Aurora Diagnostics LLC, Term Loan B, 6.250%, 5/26/2016(c)	3,290,000
3,000,000	Bausch & Lomb, Inc., New Term Loan, 4.000%, 5/17/2019(c)	3,004,890
772,065	Bright Horizon Family Solution, Inc., New Term Loan B, 4.000%, 1/30/2020(d)	777,276
1,000,000	CHG Buyer Corporation, 2nd Lien Term Loan, 9.000%, 11/19/2020(c)	1,018,330
648,331	Convatec, Inc., Term Loan, 5.000%, 12/22/2016(c)	655,625
461,349	DJO Finance LLC, Term Loan B3, 4.750%, 9/15/2017(c)	467,116
994,929	Emergency Medical Services Corporation, Term Loan, 4.000%, 5/25/2018(c)	1,000,083
2,028,000	Equinox Holding, Inc., Repriced Term Loan B, 4.500%, 1/31/2020(c)	2,040,675
1,500,000	Gentiva Health Services, Inc., New Term Loan B, 8/17/2016(b)	1,509,375
4,000,000	Healogics, Inc., 2nd Lien Term Loan, 9.250%, 2/05/2020(c)	4,113,320
1,315,836	Kindred Healthcare, Inc., Term Loan B, 6/01/2018(b)	1,319,126
652,708	Kinetic Concepts, Inc., Term Loan C1, 5.500%, 5/04/2018(c)	660,455
350,000	PLATO, Inc., 2nd Lien Term Loan, 11.250%, 5/09/2019(c)	344,750
3,171,881	PLATO, Inc., New 1st Lien Term Loan, 6.000%, 5/17/2018(c)	3,203,600
189,474	Press Ganey Associates, Inc., 2nd Lien Term Loan, 8.250%, 10/18/2018(c)	191,368
799,980	Renaissance Learning, Inc., New Term Loan B, 5.750%, 11/13/2018(c)	802,980
2,641,001	Rural/Metro Corporation, Term Loan, 5.750%, 6/29/2018(c)	2,577,459
1,177,579	Sage Products, Inc., Refi Term Loan B, 4.250%, 12/13/2019(c)	1,184,444
450,000	Sheridan Holdings, Inc., New 2nd Lien Term Loan, 9.000%, 7/01/2019(c)	454,500
1,014,000	Steward Health Care System LLC, Term Loan B, 6.750%, 4/13/2020(c)	1,021,605
1,753,000	Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.250%, 6/29/2018(c)	1,754,455
1,500,000	TriZetto Group, Inc., (The), 2nd Lien Term Loan D, 3/28/2019(b)	1,507,500
3,620,000	TriZetto Group, Inc., (The), 2nd Lien Term Loan D, 8.500%, 3/28/2019(c)	3,638,100
434,682	TriZetto Group, Inc., (The), Term Loan B, 4.750%, 5/02/2018(c)	435,768
4,330,000	Truven Health Analytics, Inc., Term Loan B, 4.500%, 6/06/2019(c)	4,337,231
1,250,527	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 4/03/2019(c)	1,265,534

		47,406,857

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Industrial Other — 6.2%
$766,080	ADS Waste Holdings, Inc., New Term Loan B, 4.250%, 10/09/2019(c)	$770,868
1,341,000	Apex Tool Group LLC, Term Loan B, 4.500%, 1/31/2020(c)	1,349,596
3,580,000	API Heat Transfer, Inc., Term Loan, 5.250%, 5/03/2019(c)	3,580,000
3,300,000	Brand Energy & Infrastructure Services, Inc., New 2nd Lien Term Loan, 11.000%, 10/23/2019(c)	3,394,875
2,600,000	Capital Safety North America Holdings, Inc., Term Loan, 1/21/2019(b)	2,604,888
1,461,338	Capital Safety North America Holdings, Inc., Term Loan, 4.500%, 1/21/2019(c)	1,464,085
3,297,735	Dematic S.A., Term Loan, 5.250%, 12/27/2019(c)	3,322,468
1,900,237	Dexter Axle Company, Term Loan B, 6.000%, 11/01/2018(c)	1,909,739
780,195	GCA Services Group, Inc., Term Loan B, 5.250%, 11/01/2019(c)	785,072
4,010,937	Intelligrated, Inc., 1st Lien Term Loan, 4.500%, 7/30/2018(c)	4,036,006
2,460,640	McJunkin Red Man Corporation, Term Loan B, 6.000%, 11/08/2019(c)	2,489,872
3,345,615	New Breed, Inc., Term Loan B, 6.000%, 10/01/2019(c)	3,358,161
565,822	Nusil Technology LLC, New Term Loan, 5.250%, 4/07/2017(c)	566,954
2,648,536	Pinnacle Operating Corp., Term Loan, 11/06/2018(b)	2,662,600
1,641,000	Rexnord LLC, New Term Loan B, 3.750%, 4/02/2018(c)	1,659,051
3,177,678	Schaeffler AG, USD Term Loan C, 4.250%, 1/27/2017(c)	3,216,065
888,773	Silver II US Holdings, LLC, Term Loan, 4.000%, 12/13/2019(c)	888,959
281,185	Tank Holding Corp., Refi Term Loan, 4.250%, 7/09/2019(c)	281,770
1,423,304	TriNet Group, Inc., Term Loan B, 6.500%, 10/24/2018(c)	1,426,862
1,212,960	WESCO Distribution, Inc., Term Loan B, 4.500%, 12/12/2019(c)	1,220,019
423,870	WireCo WorldGroup, Inc., New Term Loan, 6.000%, 2/15/2017(c)	425,989

		41,413,899

	Media Cable — 1.2%
1,778,927	Crown Media Holdings, Inc., Term Loan B, 4.000%, 7/14/2018(c)	1,781,151
3,428,915	ION Media Networks, Inc., Term Loan B, 7.250%, 7/24/2018(c)	3,463,204
2,963,000	Virgin Media Investment Holdings Limited, USD Term Loan B, 6/08/2020(b)	2,957,281

		8,201,636

	Media Non-Cable — 4.7%
2,000,000	Clear Channel Communications, Inc., Term Loan B, 1/29/2016(b)	1,856,260
2,000,000	Clear Channel Communications, Inc., Term Loan B, 3.844%, 1/29/2016(c)	1,856,260
4,201,180	Dex Media West LLC, New Term Loan, 8.000%, 10/24/2014(c)	3,571,003
183,730	Entercom Radio LLC, Term Loan B, 5.009%, 11/23/2018(d)	185,797
1,415,453	Getty Images, Inc., Term Loan B, 4.750%, 10/18/2019(c)	1,422,530
1,500,000	Internet Brands, Inc., Term Loan, 3/18/2019(b)	1,502,340
3,721,000	Internet Brands, Inc., Term Loan, 6.250%, 3/18/2019(c)	3,726,805
4,468,768	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(c)	3,725,835
1,296,750	Tribune Company, Exit Term Loan, 4.000%, 12/31/2019(c)	1,310,171
4,196,295	Univision Communications, Inc., Refi Term Loan C2, 4.500%, 3/02/2020(c)	4,186,854
3,500,000	Univision Communications, Inc., Term Loan C3, 4.000%, 3/02/2020(c)	3,472,280
4,614,000	YP LLC, Term Loan B, 6/04/2018(b)	4,567,860

		31,383,995

	Metals & Mining — 3.8%
3,037,435	American Rock Salt Holdings LLC, Term Loan, 5.500%, 4/25/2017(c)	3,054,900
1,645,180	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018(c)	1,658,687
391,726	Fairmount Minerals Ltd., New Term Loan B, 5.250%, 3/15/2017(c)	393,849

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Metals & Mining — continued
$2,401,121	FMG America Finance, Inc., Term Loan, 5.250%, 10/18/2017(c)	$2,412,382
1,042,025	Metal Services LLC, Term Loan, 7.750%, 6/30/2017(c)	1,050,496
2,869,000	Murray Energy Corporationn, New Term Loan B, 5/24/2019(b)	2,885,497
5,688,750	Patriot Coal Corporation, DIP First-Out Term Loan, 9.250%, 10/04/2013(c)	5,579,697
4,137,781	Preferred Proppants LLC, Term Loan B, 9.000%, 12/15/2016(c)	3,982,614
298,986	Tube City IMS Corporation, Term Loan, 4.750%, 3/20/2019(c)	301,976
1,561,472	United Distribution Group, Inc., Term Loan, 7.500%, 10/09/2018(c)	1,491,206
2,168,390	Walter Energy, Inc., Term Loan B, 5.750%, 4/02/2018(c)	2,175,177

		24,986,481

	Non-Captive Diversified — 0.2%
1,335,111	Istar Financial, Inc., Term Loan, 4.500%, 10/16/2017(c)	1,348,128

	Oil Field Services — 1.7%
3,000,000	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(c)	2,940,420
3,841,000	Pacific Drilling S.A., Term Loan B, 6/04/2018(b)	3,856,594
450,000	Pinnacle Holdco S.A.R.L., 2nd Lien Term Loan, 10.500%, 7/24/2020(c)	459,000
2,658,338	Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 7/24/2019(c)	2,687,420
1,500,000	Utex Industries, Inc., 2nd Lien Term Loan, 8.750%, 4/12/2021(c)	1,517,505

		11,460,939

	Packaging — 1.4%
2,120,000	Berlin Packaging LLC, 1st Lien Term Loan, 4.750%, 4/02/2019(c)	2,142,091
1,732,968	BWAY Corporation, Term Loan B, 4.500%, 8/07/2017(c)	1,751,389
318,141	Husky Injection Molding Systems Ltd., New Term Loan B, 4.250%, 6/29/2018(c)	319,891
2,783,000	Pact Group Pty Ltd., Term Loan B, 5/29/2020(b)	2,793,436
1,504,941	Pro Mach, Inc., New Term Loan B, 5.000%, 7/06/2017(c)	1,516,228
995,000	Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 9/28/2018(c)	1,002,980

		9,526,015

	Paper — 0.2%
250,000	Hoffmaster Group, Inc., 2nd Lien Term Loan, 11.000%, 1/03/2019(c)	250,000
1,000,000	Hoffmaster Group, Inc., Add on 2nd Lien Term Loan, 10.250%, 1/03/2019(c)	995,000

		1,245,000

	Pharmaceuticals — 2.5%
3,160,459	eResearch Technology, Inc., New Term Loan, 6.000%, 5/02/2018(c)	3,160,459
1,370,232	Inc Research, Inc., Refi Term Loan B, 6.000%, 7/12/2018(c)	1,379,371
2,961,187	inVentiv Health, Inc., Combined Term Loan, 7.500%, 8/04/2016(c)	2,924,172
2,475,699	inVentiv Health, Inc., Incremental Term Loan B3, 7.750%, 5/15/2018(c)	2,447,848
1,651,189	Par Pharmaceutical Companies, Inc., Refi Term Loan B, 4.250%, 9/30/2019(c)	1,652,824
1,810,463	Pharmaceutical Product Development, Inc., New Term Loan B, 4.250%, 12/05/2018(c)	1,822,285
648,375	Phillips Plastics Corporation, Term Loan B, 4.750%, 2/13/2017(c)	649,185
750,787	PRA Holdings, Inc., 1st Lien Term Loan, 12/08/2017(b)	760,172
1,900,000	PRA Holdings, Inc., 2nd Lien Term Loan, 10.500%, 6/10/2019(c)	1,928,500

		16,724,816

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Pipelines — 0.5%
$3,121,964	NGPL PipeCo LLC, Term Loan B, 6.750%, 9/15/2017(c)	$3,147,346

	Property & Casualty Insurance — 3.9%
2,769,141	Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/2019(c)	2,782,987
2,773,050	AmWINS Group, Inc., New Term Loan, 5.000%, 9/06/2019(c)	2,799,283
600,000	Applied Systems, Inc., 2nd Lien Term Loan, 8.250%, 6/08/2017(c)	605,748
4,635,000	CCC Information Services, Inc., Term Loan, 4.000%, 12/20/2019(c)	4,658,175
2,881,778	Compass Investors, Inc., Term Loan, 5.250%, 12/27/2019(c)	2,900,509
5,000,000	Cooper Gay Swett & Crawford Ltd., 2nd Lein Term Loan, 8.250%, 10/05/2020(c)	5,087,500
3,000,000	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 12/10/2019(b)	3,026,250
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(c)	717,377
3,250,000	Vertafore, Inc,, 1st Lien Term Loan, 5.250%, 10/03/2019(c)	3,280,062

		25,857,891

	REITs — 0.5%
3,000,000	Capital Automotive L.P., New 2nd Lien Term Loan, 6.000%, 4/16/2020(c)	3,105,000
265,000	Geo Group, Inc. (The), New Term Loan B, 3.250%, 4/03/2020(c)	266,214

		3,371,214

	Restaurants — 1.2%
169,150	Brasa Holdings, Inc., 1st Lien Term Loan, 7.500%, 7/19/2019(c)	170,842
1,650,000	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(c)	1,650,000
108,000	Centerplate, Inc., Add on New Term Loan A, 5.000%, 10/15/2018(c)	108,000
354,220	Centerplate, Inc., Term Loan B, 5.753%, 10/15/2018(d)	355,548
1,408,331	Landry’s, Inc., Term Loan B, 4.750%, 4/24/2018(c)	1,424,175
309,656	P.F. Chang’s China Bistro, Inc., Term Loan B, 5.250%, 7/02/2019(c)	314,688
3,723,000	Sagittarius Restaurants LLC, New Term Loan, 7.250%, 10/01/2018(c)	3,740,051

		7,763,304

	Retailers — 3.3%
500,000	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 9.750%, 3/26/2020(c)	512,250
2,224,479	David’s Bridal, Inc., New Term Loan B, 5.000%, 10/11/2019(c)	2,237,448
1,670,605	Evergreen Acqco 1 LP, New Term Loan, 5.000%, 7/09/2019(c)	1,676,870
381,849	Gymboree Corporation, (The), Initial Term Loan, 5.000%, 2/23/2018(c)	373,437
595,500	Harbor Freight Tools USA, Inc., Term Loan B, 6.500%, 11/14/2017(c)	603,438
3,000,000	JC Penny Corp, Inc., 1st Lien Term Loan, 5/21/2018(b)	3,039,390
3,392,000	JC Penny Corp, Inc., 1st Lien Term Loan, 6.000%, 5/21/2018(c)	3,436,537
2,850,855	Party City Holdings, Inc., Refi Term Loan B, 4.250%, 7/29/2019(c)	2,851,568
445,500	RGIS Services LLC, Term Loan C, 5.500%, 10/18/2017(c)	446,614
1,064,000	Rite Aid Corporation, Term Loan 6, 4.000%, 2/21/2020(c)	1,069,543
579,090	Sportsman’s Warehouse Holdings, Inc., Term Loan B, 8.500%, 11/13/2018(c)	581,985
4,909,230	Toy ‘R’ Us-Delaware, Inc., Incremental Term Loan B2, 5/25/2018(b)	4,863,231

		21,692,311

	Supermarkets — 1.6%
685,000	Acosta, Inc., Term Loan D, 5.000%, 3/02/2018(c)	689,137
4,258,000	Sprouts Farmers Markets Holding LLC, New Term Loan, 4.500%, 4/23/2020(c)	4,258,000
5,591,410	Supervalu, Inc., Refi Term Loan B, 3/21/2019(b)	5,570,443

		10,517,580

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 8.3%
$915,712	Aeroflex Incorporated, New Term Loan B, 11/09/2019(b)	$920,291
170,000	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(c)	171,724
3,614,940	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(c)	3,650,330
209,859	Aspect Software, Inc., New Term Loan B, 7.000%, 5/06/2016(c)	212,615
200,000	Blackboard, Inc., 2nd Lien Term Loan, 11.500%, 4/04/2019(c)	203,334
3,512,050	Blackboard, Inc., Term Loan B2, 6.250%, 10/04/2018(c)	3,570,209
1,436,000	Blue Coat Systems, Inc., Term Loan, 5/31/2019(b)	1,446,770
4,500,000	CompuCom Systems, Inc., Refi Term Loan B, 4.250%, 5/11/2020(c)	4,516,875
277,605	Consona Holdings, Inc., Term Loan B, 7.250%, 8/06/2018(c)	278,646
1,779,000	DataPipe, Inc., 1st Lien Term Loan, 5.750%, 3/15/2019(c)	1,795,687
2,000,000	DataPipe, Inc., 2nd Lien Term Loan, 9.250%, 9/16/2019(c)	2,030,000
1,459,162	Deltek, Inc., 1st Lien Term Loan, 5.000%, 10/10/2018(c)	1,473,754
2,750,000	Deltek, Inc., 2nd Lien Term Loan, 10.000%, 10/10/2019(c)	2,825,625
2,250,000	EIG Investors Corp., New 2nd Lien Term Loan, 10.250%, 5/08/2020(c)	2,272,500
2,700,000	First Data Corporation, Extended 2018 Term Loan B, 3/23/2018(b)	2,687,634
2,200,000	First Data Corporation, New 2017 Term Loan, 4.199%, 3/24/2017(c)	2,193,136
3,937,000	Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 2/28/2020(c)	3,954,559
880,000	Genesys Telecom Holdings, U.S., Inc., Senior Debt B, 4.000%, 2/07/2020(c)	883,300
1,804,140	Infor (US), Inc., USD Term Loan B2, 5.340%, 4/05/2018(d)	1,821,280
687,278	NXP B.V., Term Loan C, 4.750%, 1/11/2020(c)	701,023
207,375	Openlink International Intermediate, Inc., Initial Term Loan, 7.750%, 10/30/2017(c)	208,412
3,900,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(c)	3,861,000
29,217	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(c)	29,345
383,105	Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 5/10/2019(c)	385,020
2,000,000	Ship US Bidco, Inc., Term Loan C, 4.750%, 11/30/2019(c)	2,018,000
502,538	Sirius Computer Solutions, Inc., Term Loan B, 7.000%, 11/30/2018(c)	513,846
1,795,500	SumTotal Systems LLC, 1st Lien Term Loan, 6.253%, 11/16/2018(d)	1,808,966
1,500,000	SumTotal Systems LLC, 2nd Lien Term Loan, 10.250%, 5/16/2019(c)	1,496,250
478,800	SunGard Data Systems, Inc., Term Loan D, 4.500%, 1/31/2020(c)	484,785
2,703,000	SurveyMonkey.com LLC, Term Loan B, 5.500%, 2/05/2019(c)	2,723,272
439,427	Telx Group, Inc., Term Loan B, 6.250%, 9/26/2017(c)	442,723
233,415	Verint Systems, Inc., New Term Loan B, 4.000%, 9/06/2019(c)	236,041
875,000	Vision Solutions, Inc., 2nd Lien Term Loan, 9.500%, 7/23/2017(c)	857,500
2,547,230	Web.com Group, Inc., Term Loan B, 4.500%, 10/27/2017(c)	2,581,184

		55,255,636

	Transportation Services — 1.3%
4,885,768	FleetPride Corporation, 1st Lien Term Loan, 5.250%, 11/19/2019(c)	4,876,631
3,188,191	Pilot Travel Centers LLC, Term Loan B2, 4.250%, 8/07/2019(c)	3,156,309
353,430	Road Infrastructure Investment LLC, Term Loan B, 6.250%, 3/30/2018(c)	356,523
383,473	Wabash National Corporation, Term Loan B, 4.500%, 5/02/2019(c)	385,390

		8,774,853

	Utility Other — 0.8%
4,000,000	Power Team Service LLC, 2nd Lien Term Loan, 11/06/2020(b)	3,980,000
403,000	Power Team Service LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(c)	400,985
700,000	Sensus USA, Inc., 2nd Lien Term Loan, 8.500%, 5/09/2018(c)	703,066

		5,084,051

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wireless — 1.3%
$2,636,308	Asurion LLC, New Term Loan B1, 4.500%, 5/24/2019(c)	$2,647,143
85,777	SBA Finance, Add on Term Loan, 3.750%, 9/27/2019(c)	86,350
3,535,000	Securus Technologes Holdings, Inc., New Term Loan, 4.750%, 4/17/2020(c)	3,535,000
2,335,000	Syniverse Holding, Inc., Delayed Draw Term Loan, 4.000%, 4/23/2019(c)	2,343,032

		8,611,525

	Wirelines — 5.2%
2,318,190	Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/2018(c)	2,337,895
7,250,000	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(c)	7,172,497
582,540	Fibertech Networks LLC, New Term Loan, 4.750%, 12/18/2019(c)	585,453
2,000,000	Global Tel*Link Corporation, 1st Lien Term Loan, 5.000%, 5/22/2020(c)	2,001,880
5,000,000	Hawaiian Telcom Communications, Inc., Term Loan B, 6/06/2019(b)	5,028,750
396,149	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 6/06/2019(c)	398,427
4,733,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(c)	4,860,602
1,947,310	Integra Telelcom, Inc., New Term Loan, 6.000%, 2/22/2019(c)	1,966,783
1,947,000	Level 3 Financing, Inc., Term Loan, 4.750%, 8/01/2019(c)	1,960,999
1,429,000	Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 4/13/2020(c)	1,440,618
1,263,000	Light Tower Fiber LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(c)	1,285,102
504,125	MegaPath Group, Inc., Term Loan B, 7.500%, 12/20/2017(c)	453,712
3,891,583	U.S. Telepacific Corporation, New Term Loan B, 5.750%, 2/23/2017(c)	3,885,318
909,449	Zayo Group LLC, Term Loan B, 4.500%, 7/02/2019(c)	914,988

		34,293,024

	Total Senior Loans (Identified Cost $549,430,064)	552,231,958

Bonds and Notes — 12.6%
	Building Materials — 0.2%
1,100,000	Ply Gem Industries, Inc., 9.375%, 4/15/2017	1,199,000

	Chemicals — 1.7%
3,000,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,131,250
2,510,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	2,472,350
6,000,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	6,075,000

		11,678,600

	Consumer Cyclical Services — 0.1%
350,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	341,250

	Consumer Products — 0.3%
2,100,000	Visant Corp., 10.000%, 10/01/2017	2,010,750

	Electric — 0.6%
1,000,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(e)	902,500
3,000,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.000%, 10/01/2021	3,315,000

		4,217,500

	Entertainment — 0.2%
1,000,000	ClubCorp Club Operations, Inc., 10.000%, 12/01/2018	1,118,750

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Gaming — 1.1%
$4,550,000	Marina District Finance Co., Inc., 9.500%, 10/15/2015	$4,766,125
2,500,000	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 2/15/2018, 144A	2,712,500

		7,478,625

	Healthcare — 0.6%
3,000,000	Emdeon, Inc., 11.000%, 12/31/2019	3,442,500
400,000	Surgical Care Affiliates, Inc., 10.000%, 7/15/2017, 144A	416,000

		3,858,500

	Independent Energy — 0.4%
2,225,000	Rex Energy Corp., 8.875%, 12/01/2020, 144A	2,380,750

	Industrial Other — 0.7%
4,475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	4,542,125

	Media Cable — 0.5%
3,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 7/15/2019	3,382,500

	Media Non-Cable — 0.3%
2,375,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	2,256,250

	Metals & Mining — 2.1%
2,000,000	APERAM, 7.375%, 4/01/2016, 144A	2,024,600
2,000,000	APERAM, 7.750%, 4/01/2018, 144A	1,990,000
3,000,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	2,940,000
4,500,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	4,185,000
1,000,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	770,000
2,000,000	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/2017, 144A	2,160,000

		14,069,600

	Non-Captive Consumer — 0.2%
1,100,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,124,750

	Non-Captive Diversified — 0.3%
2,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	2,100,000

	Oil Field Services — 1.3%
2,000,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	2,085,000
3,000,000	FTS International Services LLC/FTS International Bond, Inc., 8.125%, 11/15/2018, 144A	3,195,000
1,200,000	Hercules Offshore, Inc., 10.500%, 10/15/2017, 144A	1,290,000
1,700,000	Parker Drilling Co., 9.125%, 4/01/2018	1,844,500

		8,414,500

	Property & Casualty Insurance — 0.0%
300,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	318,975

	Wireless — 0.9%
2,500,000	NII Capital Corp., 10.000%, 8/15/2016	2,525,000
3,100,000	Wind Acquisition Finance, S.A., 11.750%, 7/15/2017, 144A	3,262,750

		5,787,750

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — 1.1%
$5,000,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	$5,125,000
2,000,000	Level 3 Communications, Inc., 11.875%, 2/01/2019	2,295,000

		7,420,000

	Total Bonds and Notes (Identified Cost $83,443,707)	83,700,175

Short-Term Investments — 11.9%
659,948	Repurchase Agreement with State Street Bank and Trust Company, dated 5/31/2013 at 0.010% to be repurchased at $659,948 on 6/03/2013 collateralized by $715,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $697,429 including accrued interest (Note 2 of Notes to Financial Statements)	659,948
78,320,504	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2013 at 0.000% to be repurchased at $78,320,504 on 6/03/2013 collateralized by $69,545,000 U.S. Treasury Note, 4.500% due 5/15/2017 valued at $79,889,819 including accrued interest (Note 2 of Notes to Financial Statements)	78,320,504

	Total Short-Term Investments (Identified Cost $78,980,452)	78,980,452

	Total Investments — 107.6% (Identified Cost $711,854,223)(a)	714,912,585
	Other assets less liabilities — (7.6)%	(50,626,705)

	Net Assets — 100.0%	$664,285,880

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

	At May 31, 2013, the net unrealized appreciation on investments based on a cost of $712,042,672 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,872,126
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,002,213)

	Net unrealized appreciation	$2,869,913

(b)	Position is unsettled. Contract rate was not determined at May 31, 2013 and does not take effect until settlement date.
(c)	Variable rate security. Rate as of May 31, 2013 is disclosed.
(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2013.
(e)	All or a portion of interest payment is paid-in-kind.

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These secucontinued rities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of Rule 144A holdings amounted to $45,822,550 or 6.9% of net assets.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Industry Summary at May 31, 2013 (Unaudited)

Technology	8.3%
Healthcare	7.7
Industrial Other	6.9
Wirelines	6.3
Metals & Mining	5.9
Chemicals	5.5
Media Non-Cable	5.0
Consumer Cyclical Services	4.7
Property & Casualty Insurance	3.9
Food & Beverage	3.3
Retailers	3.3
Financial Other	3.0
Oil Field Services	3.0
Pharmaceuticals	2.5
Consumer Products	2.2
Aerospace & Defense	2.2
Wireless	2.2
Other Investments, less than 2% each	19.8
Short-Term Investments	11.9

Total Investments	107.6
Other assets less liabilities	(7.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 93.8% of Net Assets
	Aerospace & Defense — 6.5%
11,100	Honeywell International, Inc.	$870,906
1,325	Precision Castparts Corp.	283,444

		1,154,350

	Capital Markets — 2.5%
14,325	SEI Investments Co.	438,488

	Chemicals — 3.8%
5,900	Praxair, Inc.	674,547

	Commercial Banks — 3.6%
13,650	CIT Group, Inc.(b)	628,992

	Commercial Services & Supplies — 2.9%
14,800	Republic Services, Inc.	504,680

	Consumer Finance — 3.2%
9,150	Capital One Financial Corp.	557,510

	Containers & Packaging — 2.6%
10,525	Ball Corp.	454,259

	Diversified Financial Services — 7.5%
13,725	CME Group, Inc., Class A	932,339
5,900	Moody’s Corp.	391,996

		1,324,335

	Diversified Telecommunication Services — 0.9%
6,075	Cogent Communications Group, Inc.	167,002

	Energy Equipment & Services — 1.0%
1,800	Oil States International, Inc.(b)	177,300

	Health Care Providers & Services — 3.4%
9,625	UnitedHealth Group, Inc.	602,814

	Household Durables — 4.6%
15,350	Harman International Industries, Inc.	815,085

	Industrial Conglomerates — 1.9%
3,100	3M Co.	341,837

	Insurance — 0.9%
5,325	XL Group PLC	167,365

	Internet Software & Services — 9.7%
12,825	eBay, Inc.(b)	693,832
1,175	Google, Inc., Class A(b)	1,022,732

		1,716,564

	IT Services — 4.3%
1,350	MasterCard, Inc., Class A	769,837

	Machinery — 3.6%
5,400	Cummins, Inc.	646,002

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 6.3%
12,200	Phillips 66	$812,154
10,425	QEP Resources, Inc.	295,653

		1,107,807

	Pharmaceuticals — 4.5%
8,825	Valeant Pharmaceuticals International, Inc.(b)	804,134

	Professional Services — 3.2%
7,375	Towers Watson & Co., Class A	572,890

	Road & Rail — 3.5%
24,000	Hertz Global Holdings, Inc.(b)	619,920

	Semiconductors & Semiconductor Equipment — 4.1%
19,100	Avago Technologies Ltd.	720,261

	Software — 4.4%
35,100	Symantec Corp.(b)	785,889

	Specialty Retail — 4.9%
10,700	Advance Auto Parts, Inc.	872,264

	Total Common Stocks (Identified Cost $14,596,395)	16,624,132

Principal Amount
Short-Term Investments — 6.5%
$1,145,646	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2013 at 0.000% to be repurchased at $1,145,646 on 6/03/2013 collateralized by $1,175,000 Federal Home Loan Mortgage Corp., 1.600% due 1/09/2020 valued at $1,169,125 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,145,646)	1,145,646

	Total Investments — 100.3% (Identified Cost $15,742,041)(a)	17,769,778
	Other assets less liabilities — (0.3)%	(46,109)

	Net Assets — 100.0%	$17,723,669

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2013, the net unrealized appreciation on investments based on a cost of $15,742,041 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,071,071
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(43,334)

	Net unrealized appreciation	$2,027,737

(b)	Non-income producing security.

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of May 31, 2013 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Industry Summary at May 31, 2013 (Unaudited)

Internet Software & Services	9.7%
Diversified Financial Services	7.5
Aerospace & Defense	6.5
Oil, Gas & Consumable Fuels	6.3
Specialty Retail	4.9
Household Durables	4.6
Pharmaceuticals	4.5
Software	4.4
IT Services	4.3
Semiconductors & Semiconductor Equipment	4.1
Chemicals	3.8
Machinery	3.6
Commercial Banks	3.6
Road & Rail	3.5
Health Care Providers & Services	3.4
Professional Services	3.2
Consumer Finance	3.2
Commercial Services & Supplies	2.9
Containers & Packaging	2.6
Capital Markets	2.5
Other Investments, less than 2% each	4.7
Short-Term Investments	6.5

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

63  |

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|  64

Statements of Assets and Liabilities

May 31, 2013 (Unaudited)

	ASG Growth Markets Fund (Consolidated*)	Gateway International Fund	Loomis Sayles Capital Income Fund
ASSETS
Investments at cost	$21,262,354	$24,060,009	$18,107,258
Repurchase agreement(s) at cost	—	971,303	619,896
Net unrealized appreciation	1,464,065	3,318,028	3,131,100

Investments at value	22,726,419	28,349,340	21,858,254
Cash	1,671,806	—	—
Due from brokers (including variation margin on futures contracts) (Note 2)	1,695,441	—	—
Foreign currency at value (identified cost $18,118, $1,058,646 and $0)	17,834	1,066,353	—
Receivable for Fund shares sold	—	2,500	185,217
Receivable from investment adviser (Note 6)	4,633	30,298	—
Receivable for securities sold	—	33,392	88,364
Dividends and interest receivable	60,454	106,610	120,872
Unrealized appreciation on forward foreign currency contracts (Note 2)	340,815	—	—
Tax reclaims receivable	—	29,926	4,500
Unrealized appreciation on futures contracts (Note 2)	755,683	—	—

TOTAL ASSETS	27,273,085	29,618,419	22,257,207

LIABILITIES
Options written, at value (premiums received $0, $712,082 and $3,254) (Note 2)	—	407,434	1,925
Payable for securities purchased	—	9,845	146,463
Payable for Fund shares redeemed	—	8,257	20,089
Unrealized depreciation on forward foreign currency contracts (Note 2)	553,258	—	—
Unrealized depreciation on futures contracts (Note 2)	375,699	—	—
Management fees payable (Note 6)	—	—	4,502
Deferred Trustees’ fees (Note 6)	12,694	9,712	9,495
Administrative fees payable (Note 6)	11,181	1,107	817
Payable to distributor (Note 6d)	7	54	38
Other accounts payable and accrued expenses	60,790	58,880	30,858

TOTAL LIABILITIES	1,013,629	495,289	214,187

NET ASSETS	$26,259,456	$29,123,130	$22,043,020

NET ASSETS CONSIST OF:
Paid-in capital	$26,891,784	$30,448,607	$18,176,590
Undistributed (Distributions in excess of) net investment income	(89,224)	348,607	109,173
Accumulated net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	(2,179,142)	(5,300,518)	624,840
Net unrealized appreciation on investments, futures contracts, options written and foreign currency translations	1,636,038	3,626,434	3,132,417

NET ASSETS	$26,259,456	$29,123,130	$22,043,020

See accompanying notes to financial statements.

65  |

Statements of Assets and Liabilities (continued)

May 31, 2013 (Unaudited)

	ASG Growth Markets Fund (Consolidated*)	Gateway International Fund	Loomis Sayles Capital Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$485,786	$6,600,534	$3,960,047

Shares of beneficial interest	49,800	704,731	330,862

Net asset value and redemption price per share	$9.75	$9.37	$11.97

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.34	$9.94	$12.70

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$51,791	$1,572,389	$355,749

Shares of beneficial interest	5,342	168,888	29,791

Net asset value and offering price per share	$9.70	$9.31	$11.94

Class Y shares:
Net assets	$25,721,879	$20,950,207	$17,727,224

Shares of beneficial interest	2,633,043	2,231,454	1,480,297

Net asset value, offering and redemption price per share	$9.77	$9.39	$11.98

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  66

Statements of Assets and Liabilities (continued)

May 31, 2013 (Unaudited)

	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$632,873,771	$14,596,395
Repurchase agreement(s) at cost	78,980,452	1,145,646
Net unrealized appreciation	3,058,362	2,027,737

Investments at value	714,912,585	17,769,778
Receivable for Fund shares sold	15,047,317	48,793
Receivable from investment adviser (Note 6)	—	10,619
Receivable for securities sold	13,464,322	335,929
Dividends and interest receivable	4,455,041	18,614

TOTAL ASSETS	747,879,265	18,183,733

LIABILITIES
Payable for securities purchased	82,085,381	423,637
Payable for Fund shares redeemed	1,050,207	—
Management fees payable (Note 6)	248,576	—
Deferred Trustees’ fees (Note 6)	14,244	6,658
Administrative fees payable (Note 6)	22,936	669
Payable to distributor (Note 6d)	6,234	11
Other accounts payable and accrued expenses	165,807	29,089

TOTAL LIABILITIES	83,593,385	460,064

NET ASSETS	$664,285,880	$17,723,669

NET ASSETS CONSIST OF:
Paid-in capital	$660,400,738	$15,114,203
Undistributed (Distributions in excess of) net investment income	(696,155)	15,112
Accumulated net realized gain on investments and options written	1,522,935	566,617
Net unrealized appreciation on investments	3,058,362	2,027,737

NET ASSETS	$664,285,880	$17,723,669

See accompanying notes to financial statements.

67  |

Statements of Assets and Liabilities (continued)

May 31, 2013 (Unaudited)

	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$213,103,144	$3,804,160

Shares of beneficial interest	20,070,418	308,886

Net asset value and redemption price per share	$10.62	$12.32

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$11.01	$13.07

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$88,481,887	$371,918

Shares of beneficial interest	8,351,221	30,395

Net asset value and offering price per share	$10.60	$12.24

Class Y shares:
Net assets	$362,700,849	$13,547,591

Shares of beneficial interest	34,149,145	1,099,403

Net asset value, offering and redemption price per share	$10.62	$12.32

See accompanying notes to financial statements.

|  68

Statements of Operations

For the Six Months Ended May 31, 2013 (Unaudited)

	ASG Growth Markets Fund (Consolidated*)	Gateway International Fund	Loomis Sayles Capital Income Fund
INVESTMENT INCOME
Interest	$3,794	$32	$137,202
Dividends	202,585	596,705	284,728
Less net foreign taxes withheld	(20,657)	(52,506)	(3,298)

	185,722	544,231	418,632

Expenses
Management fees (Note 6)	162,410	108,001	62,112
Service and distribution fees (Note 6)	849	13,375	4,536
Administrative fees (Note 6)	35,079	6,363	4,574
Trustees’ and directors’ fees and expenses (Note 6)	16,774	8,299	8,221
Transfer agent fees and expenses (Note 6)	720	4,812	2,458
Audit and tax services fees	32,861	23,967	23,195
Custodian fees and expenses	65,710	45,521	9,243
Interest expense (Note 10)	2,265	—	—
Legal fees	799	203	143
Registration fees	25,287	70,725	34,763
Security pricing fees	—	26,450	—
Shareholder reporting expenses	2,932	3,045	3,792
Miscellaneous expenses	27,684	23,759	7,387

Total expenses	373,370	334,520	160,424
Less waiver and/or expense reimbursement (Note 6)	(174,011)	(162,684)	(57,544)

Net expenses	199,359	171,836	102,880

Net investment income (loss)	(13,637)	372,395	315,752

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	25,832	(228,660)	622,996
Futures contracts	886,448	—	—
Options written	—	(3,996,525)	8,783
Foreign currency transactions	(60,568)	(57,465)	(94)
Net change in unrealized appreciation (depreciation) on:
Investments	(36,279)	2,178,865	2,290,194
Futures contracts	81,609	—	—
Options written	—	619,988	1,283
Foreign currency translations	(325,593)	3,844	(14)

Net realized and unrealized gain (loss) on investments, futures contracts, options written and foreign currency transactions	571,449	(1,479,953)	2,923,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$557,812	$(1,107,558)	$3,238,900

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

69  |

Statements of Operations (continued)

For the Six Months Ended May 31, 2013 (Unaudited)

	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Interest	$11,222,966	$41
Dividends	—	119,456	(a)

	11,222,966	119,497

Expenses
Management fees (Note 6)	1,062,588	59,850
Service and distribution fees (Note 6)	426,227	3,637
Administrative fees (Note 6)	78,130	3,109
Trustees’ fees and expenses (Note 6)	10,218	8,067
Transfer agent fees and expenses (Note 6)	116,248	1,314
Audit and tax services fees	34,350	23,080
Custodian fees and expenses	105,935	8,435
Legal fees	2,821	81
Registration fees	118,162	36,460
Shareholder reporting expenses	38,075	1,341
Miscellaneous expenses	64,326	6,405

Total expenses	2,057,080	151,779
Less waiver and/or expense reimbursement (Note 6)	(124,591)	(66,877)

Net expenses	1,932,489	84,902

Net investment income	9,290,477	34,595

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain on:
Investments	1,660,957	659,195
Options written	—	2,421
Net change in unrealized appreciation (depreciation) on:
Investments	1,944,694	1,939,684

Net realized and unrealized gain on investments and options written	3,605,651	2,601,300

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,896,128	$2,635,895

(a)	Includes a non-recurring dividend of $28,343.

See accompanying notes to financial statements.

|  70

Statements of Changes in Net Assets

	ASG Growth Markets Fund (Consolidated*)		Gateway International Fund
	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012(a)
FROM OPERATIONS:
Net investment income (loss)	$(13,637)	$87,545	$372,395	$407,225
Net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	851,712	(2,798,755)	(4,282,650)	(916,160)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written and foreign currency translations	(280,263)	1,780,680	2,802,697	823,737

Net increase (decrease) in net assets resulting from operations	557,812	(930,530)	(1,107,558)	314,802

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(7,995)	(197)	(108,375)	—
Class C	(473)	(2)	(7,312)	—
Class Y	(464,412)	(114,012)	(434,389)	—
Net realized capital gains
Class A	—	(336)	—	—
Class C	—	(7)	—	—
Class Y	—	(183,323)	—	—

Total distributions	(472,880)	(297,877)	(550,076)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	348,239	1,420,548	3,620,700	26,845,262

Net increase in net assets	433,171	192,141	1,963,066	27,160,064
NET ASSETS
Beginning of the period	25,826,285	25,634,144	27,160,064	—

End of the period	$26,259,456	$25,826,285	$29,123,130	$27,160,064

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(89,224)	$397,293	$348,607	$526,288

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	From commencement of operations on March 30, 2012 through November 30, 2012.
(b)	From commencement of operations on June 29, 2012 through November 30, 2012.

See accompanying notes to financial statements.

71  |

Loomis Sayles Capital Income Fund		Loomis Sayles Senior Floating Rate and Fixed Income Fund		Vaughan Nelson Select Fund
Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012(a)	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012(b)

$315,752	$450,949	$9,290,477	$4,574,944	$34,595	$(3,530)

631,685	23,020	1,660,957	829,435	661,616	168,996

2,291,463	840,954	1,944,694	1,083,149	1,939,684	88,053

3,238,900	1,314,923	12,896,128	6,487,528	2,635,895	253,519

(46,927)	(33,392)	(4,466,450)	(889,553)	—	—
(1,313)	(655)	(1,316,130)	(248,770)	—	—
(305,709)	(271,773)	(5,082,424)	(2,591,476)	(22,881)	—

(5,208)	—	(526,072)	(454)	(23,743)	—
(154)	—	(134,855)	(31)	(3,873)	—
(33,113)	—	(272,651)	(73,417)	(236,379)	—

(392,424)	(305,820)	(11,798,582)	(3,803,701)	(286,876)	—

(500,684)	18,688,125	513,496,947	106,119,381	7,678,920	7,442,211

2,345,792	19,697,228	514,594,493	108,803,208	10,027,939	7,695,730

19,697,228	—	149,691,387	40,888,179	7,695,730	—

$22,043,020	$19,697,228	$664,285,880	$149,691,387	$17,723,669	$7,695,730

$109,173	$147,370	$(696,155)	$878,372	$15,112	$3,398

See accompanying notes to financial statements.

|  72

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
ASG GROWTH MARKETS FUND (CONSOLIDATED*)
Class A
5/31/2013(h)	$9.72	$(0.02)	$0.21	$0.19	$(0.16)	$—	$(0.16)
11/30/2012	10.20	0.04	(0.40)	(0.36)	(0.05)	(0.07)	(0.12)
11/30/2011(i)	10.00	(0.01)	0.21	0.20	—	—	—
Class C
5/31/2013(h)	9.65	(0.05)	0.22	0.17	(0.12)	—	(0.12)
11/30/2012	10.19	(0.04)	(0.40)	(0.44)	(0.03)	(0.07)	(0.10)
11/30/2011(i)	10.00	(0.02)	0.21	0.19	—	—	—
Class Y
5/31/2013(h)	9.74	(0.00)	0.21	0.21	(0.18)	—	(0.18)
11/30/2012	10.20	0.03	(0.37)	(0.34)	(0.05)	(0.07)	(0.12)
11/30/2011(i)	10.00	(0.01)	0.21	0.20	—	—	—
GATEWAY INTERNATIONAL FUND
Class A
5/31/2013(h)	$9.92	$0.12	$(0.48)	$(0.36)	$(0.19)	$—	$(0.19)
11/30/2012(j)	10.00	0.09	(0.17)	(0.08)	—	—	—
Class C
5/31/2013(h)	9.88	0.12	(0.51)	(0.39)	(0.18)	—	(0.18)
11/30/2012(j)	10.00	0.05	(0.17)	(0.12)	—	—	—
Class Y
5/31/2013(h)	9.94	0.13	(0.48)	(0.35)	(0.20)	—	(0.20)
11/30/2012(j)	10.00	0.18	(0.24)	(0.06)	—	—	—
LOOMIS SAYLES CAPITAL INCOME FUND
Class A
5/31/2013(h)	$10.43	$0.16	$1.58	$1.74	$(0.18)	$(0.02)	$(0.20)
11/30/2012(j)	10.00	0.25 (k)	0.34	0.59	(0.16)	—	(0.16)
Class C
5/31/2013(h)	10.42	0.12	1.57	1.69	(0.15)	(0.02)	(0.17)
11/30/2012(j)	10.00	0.20 (k)	0.34	0.54	(0.12)	—	(0.12)
Class Y
5/31/2013(h)	10.44	0.17	1.58	1.75	(0.19)	(0.02)	(0.21)
11/30/2012(j)	10.00	0.26 (k)	0.35	0.61	(0.17)	—	(0.17)

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

73  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses, excluding interest expense (%) (e)(f)	Gross expenses, excluding interest expense (%) (f)	Net expenses including interest expense (%) (e)(f)	Gross expenses including interest expense (%) (f)	Net investment income (loss) (%) (f)	Portfolio turnover rate (%) (g)

$9.75	1.94	$486	1.70	2.98	1.72	3.00	(0.35)	15
9.72	(3.69)	501	1.70	3.01	1.73	3.05	0.47	31
10.20	2.00	16	1.70	9.56	1.70	9.56	(0.86)	0

9.70	1.64	52	2.45	3.75	2.47	3.77	(1.01)	15
9.65	(4.45)	38	2.45	3.80	2.48	3.83	(0.45)	31
10.19	2.00	1	2.45	7.30	2.46	7.31	(1.91)	0

9.77	2.14	25,722	1.45	2.74	1.47	2.75	(0.09)	15
9.74	(3.56)	25,288	1.45	2.70	1.48	2.73	0.34	31
10.20	2.10	25,617	1.45	6.20	1.45	6.21	(0.75)	0

$9.37	(3.83)	$6,601	1.35	2.49	1.35	2.49	2.50	2
9.92	(0.80)	5,632	1.35	2.36	1.35	2.36	1.37	20

9.31	(4.05)	1,572	2.10	3.36	2.10	3.36	2.53	2
9.88	(1.20)	241	2.10	3.13	2.10	3.13	0.73	20

9.39	(3.69)	20,950	1.10	2.22	1.10	2.22	2.61	2
9.94	(0.60)	21,287	1.10	2.36	1.10	2.36	2.76	20

$11.97	16.91	$3,960	1.20	1.75	1.20	1.75	2.87	17
10.43	6.01 (k)	2,691	1.20	1.74	1.20	1.74	3.67 (k)	14

11.94	16.42	356	1.95	2.55	1.95	2.55	2.07	17
10.42	5.44 (k)	61	1.95	2.53	1.95	2.53	3.01 (k)	14

11.98	17.04	17,727	0.95	1.51	0.95	1.51	3.09	17
10.44	6.19 (k)	16,945	0.95	1.53	0.95	1.53	3.88 (k)	14

(g)	Portfolio turnover is calculated based on purchases and sales of long-term securities and does not include short-term investments, futures contracts, options written and/or forward foreign currency contracts.
(h)	For the six months ended May 31, 2013 (Unaudited).
(i)	From commencement of operations on October 21, 2011 through November 30, 2011.
(j)	From commencement of operations on March 30, 2012 through November 30, 2012.
(k)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.23, $0.17 and $0.23 for Class A, Class C and Class Y shares, respectively, total return would have been 5.71%, 5.14% and 5.89% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income to average net assets would have been 3.31%, 2.53% and 3.45% for Class A, Class C and Class Y shares, respectively.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND
Class A
5/31/2013(h)	$10.56	$0.28		$0.17	$0.45	$(0.33)	$(0.06)	$(0.39)
11/30/2012	10.02	0.68		0.49	1.17	(0.61)	(0.02)	(0.63)
11/30/2011(i)	9.83	0.12		0.17	0.29	(0.10)	—	(0.10)
Class C
5/31/2013(h)	10.54	0.24		0.17	0.41	(0.29)	(0.06)	(0.35)
11/30/2012	10.02	0.60		0.49	1.09	(0.55)	(0.02)	(0.57)
11/30/2011(i)	9.83	0.09		0.19	0.28	(0.09)	—	(0.09)
Class Y
5/31/2013(h)	10.57	0.29		0.16	0.45	(0.34)	(0.06)	(0.40)
11/30/2012	10.02	0.79		0.41	1.20	(0.63)	(0.02)	(0.65)
11/30/2011(j)	10.00	0.11		0.02	0.13	(0.11)	—	(0.11)
VAUGHAN NELSON SELECT FUND
Class A
5/31/2013(h)	$10.50	$0.02	(m)	$2.03	$2.05	$—	$(0.23)	$(0.23)
11/30/2012(n)	10.00	(0.00)		0.50	0.50	—	—	—
Class C
5/31/2013(h)	10.47	(0.02	)(m)	2.02	2.00	—	(0.23)	(0.23)
11/30/2012(n)	10.00	(0.03)		0.50	0.47	—	—	—
Class Y
5/31/2013(h)	10.51	0.03	(m)	2.04	2.07	(0.03)	(0.23)	(0.26)
11/30/2012(n)	10.00	(0.00)		0.51	0.51	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Portfolio turnover is calculated based on purchases and sales of long-term securities and does not include short-term investments, futures contracts, options written and/or forward foreign currency contracts.

See accompanying notes to financial statements.

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				Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)	Net investment income (loss) (%) (f)		Portfolio turnover rate (%) (g)

$10.62	4.29		$213,103	1.10		1.17	5.24		32
10.56	12.02		80,141	1.10		1.48	6.46		90
10.02	3.00		252	1.10		7.66	7.00		17

10.60	3.93		88,482	1.85		1.92	4.48		32
10.54	11.18		22,655	1.85		2.26	5.75		90
10.02	2.87		1	1.85		5.00	5.50		17

10.62	4.32		362,701	0.85		0.93	5.49		32
10.57	12.33		46,895	0.85		1.37	7.57		90
10.02	1.29	(k)	40,636	1.01	(l)	3.60	5.17		17

$12.32	19.94	(m)	$3,804	1.40		2.42	0.42	(m)	57
10.50	5.00		777	1.40		3.36	(0.11)		72

12.24	19.51	(m)	372	2.15		3.18	(0.36	)(m)	57
10.47	4.70		159	2.15		4.48	(0.78)		72

12.32	20.09	(m)	13,548	1.15		2.09	0.52	(m)	57
10.51	5.10		6,759	1.15		3.46	(0.10)		72

(h)	For the six months ended May 31, 2013 (Unaudited).
(i)	From commencement of Class operations on September 30, 2011 through November 30, 2011.
(j)	From commencement of operations on September 16, 2011 through November 30, 2011.
(k)	For the period September 30, 2011 (the date Class Y shares were first registered under the Securities Act of 1933) through November 30, 2011, the total return for Class Y shares was 3.04%.
(l)	Prior to September 30, 2011, there was no expense limitation agreement in place for Class Y.
(m)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.01), $(0.04) and $0.01 for Class A, Class C and Class Y shares, respectively, total return would have been 19.74%, 19.31% and 19.89% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been (0.10)%, (0.78)% and 0.14% for Class A, Class C and Class Y shares, respectively.
(n)	From commencement of operations on June 29, 2012 through November 30, 2012.

See accompanying notes to financial statements.

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Notes to Financial Statements

May 31, 2013 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway International Fund

Natixis Funds Trust II:

ASG Growth Markets Fund (the “Growth Markets Fund”)

Loomis Sayles Capital Income Fund (the “Capital Income Fund”)

Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Senior Floating Rate and Fixed Income Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

Capital Income Fund and Gateway International Fund are each a diversified investment company, while Growth Markets Fund, Senior Floating Rate and Fixed Income Fund and Select Fund are each a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Effective May 13, 2013, Growth Markets Fund was closed to new investors. Class A shares are sold with a maximum front-end sales charge of 5.75% for Growth Markets Fund, Gateway International Fund, Capital Income Fund and Select Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

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Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

Growth Markets Fund invests in commodity-related instruments through ASG Growth Markets Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”) of Growth Markets Fund, organized under the laws of the Cayman Islands. A subscription agreement was entered into between Growth Markets Fund and its Subsidiary with the intent that Growth Markets Fund will remain the sole shareholder and primary beneficiary of its Subsidiary. The Subsidiary is governed by a separate Board of Directors that is independent of the Growth Markets Fund’s Board of Trustees.

As of May 31, 2013, the value of Growth Markets Fund’s investment in its Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Net Assets
Growth Markets Fund	$1,979,365	7.5%

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Consolidation.  The accompanying financial statements of Growth Markets Fund present the consolidated accounts of the Fund and its Subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

b.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market

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Notes to Financial Statements (continued)

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information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. International index options traded on foreign exchanges are valued at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations. Over-the-counter (“OTC”) international index options are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. OTC international index options not priced through an independent pricing service are valued based on prices obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. Additionally, Gateway International Fund may hold index options traded in foreign markets. If events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities or options, such securities or options are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities or options, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values. As of May 31, 2013, approximately 46% of the market value of Growth Markets Fund’s investments, 97% of the market value of Gateway International Fund’s investments and 100% of the market value of Gateway International Fund’s written options were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

c.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case

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Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements

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Notes to Financial Statements (continued)

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in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

f.  Futures Contracts.  The Funds and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Option Contracts.  Certain Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the

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Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

h.  Due from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund or the Subsidiary and the various broker/dealers. Due from brokers’ balances in the Consolidated Statement of Assets and Liabilities for Growth Markets Fund represent cash, foreign currency, and any initial and/or variation margin applicable to open futures contracts and/or cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Fund’s or the Subsidiary’s use of cash, securities and foreign currency held at brokers pledged as collateral is restricted by regulation or broker mandated limits.

i.  Federal and Foreign Income Taxes.  The Trusts treat each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Growth Markets Fund will include in its taxable income any distributions paid by the Subsidiary which would be comprised of the Subsidiary’s current earnings and profits (including

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Notes to Financial Statements (continued)

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net realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund’s taxable income in the current period and also disregarded for all future periods.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as non-deductible expenses, dividend redesignations, Subsidiary dividends, foreign currency transactions, paydown gains and losses, capital gain distributions from real estate investment trusts, passive foreign investment company gains and losses, deferred Trustees’ fees and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, commissions on open futures contracts, wash sales, passive foreign investment company adjustments, premium amortization, forward foreign currency, futures and option contracts mark to market and Subsidiary basis adjustments. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the period ended November 30, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Growth Markets Fund	$297,877	$—	$297,877
Gateway International Fund	—	—	—
Capital Income Fund	305,820	—	305,820
Senior Floating Rate and Fixed Income Fund	3,803,701	—	3,803,701
Select Fund	—	—	—

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of November 30, 2012, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Growth Markets Fund	Gateway International Fund	Capital Income Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Capital loss carryforward:
Short-term:
No expiration date	$(1,614,268)	$(983,410)	$—	$—	$—
Long-term:
No expiration date	(133,784)	(34,401)	—	—	—

Total capital loss carryforward	$(1,748,052)	$(1,017,811)	$—	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$—	$(25,568)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

k.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf

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Notes to Financial Statements (continued)

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of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

l.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m.  New Accounting Pronouncement.  In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU creates new disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management has evaluated the impact the adoption of ASU 2011-11 will have on the Funds’ financial statements and believes that such impact will be limited to expanded disclosure in the Funds’ financial statements regarding rights of setoff and will not have a material impact on the Funds’ net assets or result of operations.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2013, at value:

Growth Markets Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$756,055	$3,550,214	$—	$4,306,269
India	342,453	153,598	—	496,051
Indonesia	76,433	592,983	—	669,416
Korea	480,253	2,524,642	—	3,004,895
Malaysia	110,198	748,160	—	858,358
Russia	110,379	945,800	—	1,056,179
South Africa	294,195	1,142,349	—	1,436,544
Taiwan	624,689	766,419	—	1,391,108
All Other Common Stocks(a)	4,020,163	—	—	4,020,163

Total Common Stocks	6,814,818	10,424,165	—	17,238,983

Preferred Stocks(a)	189,028	49,087	—	238,115
Short-Term Investments(a)	—	5,249,321	—	5,249,321

Total Investments	7,003,846	15,722,573	—	22,726,419

Forward Foreign Currency Contracts (unrealized appreciation)	—	340,815	—	340,815
Futures Contracts (unrealized appreciation)	755,683	—	—	755,683

Total	$7,759,529	$16,063,388	$—	$23,822,917

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(553,258)	$—	$(553,258)
Futures Contracts (unrealized depreciation)	(375,699)	—	—	(375,699)

Total	$(375,699)	$(553,258)	$—	$(928,957)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

Common stocks valued at $247,872 were transferred from Level 2 to Level 1 during the period ended May 31, 2013. At May 31, 2013, these securities were valued at the last sale price in the foreign market in accordance with the Fund’s valuation policies.

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Notes to Financial Statements (continued)

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All transfers are recognized as of the beginning of the reporting period.

Gateway International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Euro Zone	$19,823	$8,578,050	$—	$8,597,873
All Other Common Stocks(a)	—	18,549,636	—	18,549,636

Total Common Stocks	19,823	27,127,686	—	27,147,509

Purchased Options(a)	—	230,528	—	230,528
Short-Term Investments	—	971,303	—	971,303

Total	$19,823	$28,329,517	$—	$28,349,340

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(407,434)	$—	$(407,434)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $22,446 was transferred from Level 2 to Level 1 during the period ended May 31, 2013. At May 31, 2013, this security was valued at the last sale price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Capital Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$17,417,702	$—	$—	$17,417,702
Bonds and Notes(a)	—	3,820,656	—	3,820,656
Short-Term Investments	—	619,896	—	619,896

Total	$17,417,702	$4,440,552	$—	$21,858,254

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,925)	$—	$—	$(1,925)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

87  |

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans
Healthcare	$—	$—	$1,319,126	$1,319,126
Technology	—	—	920,291	920,291
All Other Senior Loans(a)	—	549,992,541	—	549,992,541
Bonds and Notes(a)	—	83,700,175	—	83,700,175
Short-Term Investments	—	78,980,452	—	78,980,452

Total	$—	$712,673,168	$2,239,417	$714,912,585

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,624,132	$—	$—	$16,624,132
Short-Term Investments	—	1,145,646	—	1,145,646

Total	$16,624,132	$1,145,646	$—	$17,769,778

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of May 31, 2013:

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Senior Loans
Healthcare	$—	$—	$—	$3,290	$1,315,836
Technology	—	—	—	6,868	913,423

Total	$—	$—	$—	$10,158	$2,229,259

|  88

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

Senior Floating Rate and Fixed Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2013
Senior Loans
Healthcare	$—	$—	$—	$1,319,126	$3,290
Technology	—	—	—	920,291	6,868

Total	$—	$—	$—	$2,239,417	$10,158

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Growth Markets Fund, Gateway International Fund, Capital Income Fund and Select Fund used during the period include forward foreign currency contracts, futures contracts and options contracts.

Growth Markets Fund seeks to complement its equity portfolio with a portfolio of derivatives, in particular, futures and forward contracts, designed to enhance return and mitigate losses. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. These market exposures, which are expected to vary over time, may include exposures to the returns of global equity and fixed income securities, commodities and currencies. During the six months ended May 31, 2013, the Fund used long and short contracts on U.S. equity market indices, U.S. and foreign government bonds, short-term interest rates, foreign currencies and commodities (through investments in the Subsidiary) and long contracts on foreign equity market indices in accordance with these objectives.

Gateway International Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time.

89  |

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The Fund typically sells call options and buys put options on market indices that represent a significant portion of the capitalization in each of the markets in which the Fund’s equity investments are traded. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended May 31, 2013, the Fund used written index call options and purchased index put options in accordance with this objective.

Capital Income Fund and Select Fund are subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Funds may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Funds may also use purchased call options, written call options and written put options for investment purposes. During the six months ended May 31, 2013, the Capital Income Fund engaged in written call option transactions for hedging purposes and in written put option transactions for investment purposes. During the six months ended May 31, 2013, the Select Fund engaged in written call option transactions for investment purposes.

Growth Markets Fund and Gateway International Fund are party to agreements with counterparties that govern transactions in forward foreign currency contracts and OTC option contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of May 31, 2013, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Fund	Counterparty	Derivatives	Collateral Pledged
Growth Markets Fund	UBS AG	$(212,443)	$339,086
Gateway International Fund	UBS AG	(380,338)	8,030,107

Forward foreign currency contracts and OTC options are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. Growth Markets Fund and Gateway International Fund have mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and

|  90

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, including cash and/or securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting arrangements are as follows as of May 31, 2013:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Growth Markets Fund	$2,994,407	$2,653,592
Gateway International Fund	8,057,203	8,030,107

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser and/or subadviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral for forward foreign currency contracts and OTC option contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between each Fund and the counterparties. In lieu of receiving cash collateral, Growth Markets Fund may use unrealized gains on forward foreign currency contracts to meet counterparty margin requirements for open positions. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received or initial/variation margin pledged may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for Growth Markets Fund as of May 31, 2013:

Consolidated Statements of Assets and Liabilities Caption	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Commodity Contracts
Assets
Unrealized appreciation on forward foreign currency contracts	$—	$340,815	$—	$—
Unrealized appreciation on futures contracts	13,062	—	510,835	231,786
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	(553,258)	—	—
Unrealized depreciation on futures contracts	(137,663)	—	(157,959)	(80,077)

91  |

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

Transactions in derivative instruments for Growth Markets Fund during the six months ended May 31, 2013 were as follows:

Consolidated Statements of Operations Caption	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Commodity Contracts
Net Realized Gain (Loss) on:
Foreign currency transactions*	$—	$(70,493)	$—	$—
Futures contracts	(490,517)	—	1,824,008	(447,043)
Net Change in Unrealized Appreciation (Depreciation) on:
Foreign currency translations*	—	(328,213)	—	—
Futures contracts	(222,403)	—	114,901	189,111

*	Represents realized loss and change in unrealized appreciation (depreciation) for forward foreign currency contracts during the period.

The following is a summary of derivative instruments for the Gateway International Fund as of May 31, 2013:

Statements of Assets and Liabilities Caption	Equity Contracts
Assets
Investments at value*	$230,528
Liabilities
Options written, at value	(407,434)

*	Represents purchased options, at value.

Transactions in derivative instruments for the Gateway International Fund during the six months ended May 31, 2013 were as follows:

Statements of Operations Caption	Equity Contracts
Net Realized Gain (Loss) on:
Investments*	$(455,151)
Options written	(3,996,525)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments*	208,695
Options written	619,988

*	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

|  92

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

The following is a summary of derivative instruments for the Capital Income Fund as of May 31, 2013:

Statements of Assets and Liabilities Caption	Equity Contracts
Liabilities
Options written, at value	$(1,925)

Transactions in derivative instruments for the Capital Income Fund during the six months ended May 31, 2013 were as follows:

Statements of Operations Caption	Equity Contracts
Net Realized Gain (Loss) on:
Options written	$8,783
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	1,283

Transactions in derivative instruments for the Select Fund during the six months ended May 31, 2013 were as follows:

Statements of Operations Caption	Equity Contracts
Net Realized Gain on:
Options written	$2,421

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, for Growth Markets Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended May 31, 2013:

Growth Markets Fund	Forwards	Futures
Average Notional Amount Outstanding	93.29%	422.92%
Highest Notional Amount Outstanding	154.95%	494.29%
Lowest Notional Amount Outstanding	67.26%	387.83%
Notional Amount Outstanding as of May 31, 2013	154.95%	387.83%

Notional amounts outstanding at the end of the prior period are included in the averages above.

93  |

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

Unrealized gain and/or loss on open forwards and futures are recorded in the Consolidated Statement of Assets and Liabilities. The aggregate notional values of forwards and futures are not recorded in the Consolidated Statement of Assets and Liabilities, and therefore are not included in Growth Markets Fund’s net assets.

The volume of option contract activity, as a percentage of investments in common stocks, for Gateway International Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended May 31, 2013:

Gateway International Fund*	Call Options Written	Put Options Purchased
Average Notional Amount Outstanding	97.98%	100.12%
Highest Notional Amount Outstanding	99.32%	106.43%
Lowest Notional Amount Outstanding	97.05%	97.05%
Notional Amount Outstanding as of May 31, 2013	99.32%	100.51%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index.

The volume of option contract activity, as a percentage of net assets, for Capital Income Fund and Select Fund, based on month-end market values of equity securities underlying written options, at absolute value, was as follows for the six months ended May 31, 2013:

Capital Income Fund**	Call Options Written	Put Options Written
Average Market Value of Underlying Securities	0.47%	0.74%
Highest Market Value of Underlying Securities	1.15%	1.25%
Lowest Market Value of Underlying Securities	0.10%	0.35%
Market Value of Underlying Securities as of May 31, 2013	0.25%	0.71%

Select Fund**	Call Options Written
Average Market Value of Underlying Securities	1.39%
Highest Market Value of Underlying Securities	10.65%
Lowest Market Value of Underlying Securities	0.00%
Market Value of Underlying Securities as of May 31, 2013	0.00%

**	Market value of underlying securities is determined by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures.

|  94

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

The following is a summary of the Gateway International Fund’s written option activity:

Gateway International Fund	Number of Contracts	Premiums
Outstanding at November 30, 2012	450	$659,257
Options written	2,193	3,520,757
Options terminated in closing purchase transactions	(2,205)	(3,467,932)
Options expired	—	—

Outstanding at May 31, 2013	438	$712,082

The following is a summary of the Capital Income Fund’s written option activity:

Capital Income Fund	Number of Contracts	Premiums
Outstanding at November 30, 2012	56	$2,509
Options written	288	18,445
Options terminated in closing purchase transactions	(234)	(13,630)
Options exercised	(40)	(2,613)
Options expired	(18)	(1,457)

Outstanding at May 31, 2013	52	$3,254

The following is a summary of the Select Fund’s written option activity:

Select Fund	Number of Contracts	Premiums
Outstanding at November 30, 2012	—	$—
Options written	394	17,448
Options terminated in closing purchase transactions	(144)	(13,173)
Options exercised	(114)	(1,706)
Options expired	(136)	(2,569)

Outstanding at May 31, 2013	—	$—

5.  Purchases and Sales of Securities.  For the six months ended May 31, 2013, purchases and proceeds from sales or maturities of short-term obligations were as follows:

Fund	Purchases	Sales/ Maturities
Growth Markets Fund	$61,496,861	$60,524,545

95  |

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

For the six months ended May 31, 2013, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Growth Markets Fund	$3,246,021	$2,806,602
Gateway International Fund	546,843	2,032,746
Capital Income Fund	3,523,080	4,384,717
Senior Floating Rate and Fixed Income Fund	603,285,982	111,597,421
Select Fund	14,178,428	7,436,100

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AlphaSimplex Group, LLC (“AlphaSimplex”), which is a subsidiary of Natixis US, serves as investment adviser to Growth Markets Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 1.20%, calculated daily and payable monthly, based on the Fund’s average daily net assets, less the net asset value of the Subsidiary.

AlphaSimplex also serves as investment adviser to the Subsidiary, which pays AlphaSimplex a management fee at the annual rate of 1.20% of its average daily net assets.

AlphaSimplex has entered into subadvisory agreements with Reich & Tang Asset Management, LLC (“Reich & Tang”), which is a subsidiary of Natixis US, and Westpeak Global Advisors, LLC (“Westpeak”) on behalf of Growth Markets Fund. Payments to AlphaSimplex are reduced by the amount of payments to Reich & Tang and Westpeak.

Gateway Advisers, which is a subsidiary of Natixis US, serves as investment adviser to the Gateway International Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Loomis Sayles serves as investment adviser to Capital Income Fund and Senior Floating Rate and Fixed Income Fund. Under the terms of the management agreements, each Fund pays a management fee at the annual rate of 0.60%, calculated daily and payable monthly, based on Capital Income Fund’s average daily net assets and Senior Floating Rate and Fixed Income Fund’s daily managed assets, which include borrowings used for leverage.

NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to the Select Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.85%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

|  96

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

NGAM Advisors has entered into subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Payments to NGAM Advisors are reduced by the amount of payments to Vaughan Nelson.

AlphaSimplex, Gateway Advisers, Loomis Sayles and NGAM Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including expenses of the Subsidiary, if applicable, to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until March 31, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class Y
Growth Markets Fund	1.70%	2.45%	1.45%
Gateway International Fund	1.35%	2.10%	1.10%
Capital Income Fund	1.20%	1.95%	0.95%
Senior Floating Rate and Fixed Income Fund	1.10%	1.85%	0.85%
Select Fund	1.40%	2.15%	1.15%

AlphaSimplex, Gateway Advisers, Loomis Sayles and NGAM Advisors shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

97  |

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

For the six months ended May 31, 2013, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Growth Markets Fund	$162,410	$162,410	$—	1.20%	—
Gateway International Fund	108,001	108,001	—	0.75%	—
Capital Income Fund	62,112	57,544	4,568	0.60%	0.04%
Senior Floating Rate and Fixed Income Fund	1,062,588	124,591	937,997	0.60%	0.53%
Select Fund	59,850	59,850	—	0.85%	—

[1]	Management fee waivers are subject to possible recovery until November 30, 2014.

For the six months ended May 31, 2013, expenses have been reimbursed as follows:

Fund	Reimbursement[2]
Growth Markets Fund	$11,601
Gateway International Fund	54,683
Select Fund	7,027

[2]	Expense reimbursements are subject to possible recovery until November 30, 2014.

No expenses were recovered for any of the Funds during the six months ended May 31, 2013 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

|  98

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Growth Markets Fund	$631	$54	$164
Gateway International Fund	7,812	1,391	4,172
Capital Income Fund	3,913	156	467
Senior Floating Rate and Fixed Income Fund	184,162	60,516	181,549
Select Fund	2,500	284	853

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

NGAM Advisors also provides certain administrative services to the Subsidiary for which the Subsidiary pays NGAM Advisors fees equal to an annual rate of 0.05% of the average daily net assets of the Subsidiary. Payments by the Fund are reduced by the amount of payments to NGAM Advisors by the Subsidiary. In addition, NGAM Advisors and the Subsidiary contract with State Street Bank to serve as sub-administrator.

99  |

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

For the six months ended May 31, 2013, the administrative fees for each Fund were as follows (exclusive of sub-administrative fees paid to State Street Bank by the Subsidiary):

Fund	Administrative Fees
Growth Markets Fund	$5,982
Gateway International Fund	6,363
Capital Income Fund	4,574
Senior Floating Rate and Fixed Income Fund	78,130
Select Fund	3,109

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers.

For the six months ended May 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Growth Markets Fund	$535
Gateway International Fund	4,095
Capital Income Fund	2,141
Senior Floating Rate and Fixed Income Fund	110,599
Select Fund	648

|  100

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

As of May 31, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Growth Markets Fund	$7
Gateway International Fund	54
Capital Income Fund	38
Senior Floating Rate and Fixed Income Fund	6,234
Select Fund	11

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended May 31, 2013 were as follows:

Fund	Commissions
Gateway International Fund	$1,717
Capital Income Fund	2,736
Senior Floating Rate and Fixed Income Fund	272,340
Select Fund	10,068

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

101  |

Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of May 31, 2013, Gateway Advisers, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Loomis Sayles Retirement Plan”) and Natixis US held shares of the Funds representing the following percentages of net assets:

Fund	Gateway Advisers	Loomis Sayles Retirement Plan	Natixis US	Percentage of Affiliated Ownership
Growth Markets Fund	—	—	95.84%	95.84%
Gateway International Fund	16.45%	—	49.36%	65.81%
Capital Income Fund	—	—	46.85%	46.85%
Senior Floating Rate and Fixed Income Fund	—	0.44%	—	0.44%
Select Fund	—	—	27.18%	27.18%

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In

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Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended May 31, 2013, none of the Funds had borrowings under these agreements.

Senior Floating Rate and Fixed Income Fund has entered into a committed, secured line of credit with the Bank of Nova Scotia (the “Bank”), under which it may borrow for investment or liquidity purposes. The commitment of the Bank to make loans to the Fund shall not exceed $35,000,000 at any one time. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.25% per annum (0.125% per annum for dates upon which the loan balance exceeds 50% of the commitment), payable at the end of each calendar quarter, is accrued by the Fund based on the unused portion of the line of credit.

Effective July 9, 2013 the commitment will be raised to a limit not to exceed $100,000,000, with a commitment fee of 0.20% per annum (0.125% per annum for dates upon which the loan balance exceeds 50% of the commitment), payable at the end of each calendar quarter, to be accrued by the Fund based on the unused portion of the line of credit.

For the six months ended May 31, 2013, Senior Floating Rate and Fixed Income Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  Certain Funds has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Consolidated Statements of Operations. For the six months ended May 31, 2013, amounts rebated under these agreements were as follows:

Fund	Rebates
Capital Income Fund	$133

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Growth Markets Fund, Senior Floating Rate and Fixed Income Fund and Select Fund are non-diversified, which means that they are not limited under the 1940 Act to a percentage of assets that they may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.

Growth Markets Fund’s investments in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets,

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involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Growth Markets Fund’s investments in commodity-related instruments may subject the Fund to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. Senior loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds.

10.  Interest Expense.  Growth Markets Fund incurs interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended May 31, 2013 is reflected on the Consolidated Statement of Operations.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2013, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of > 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership	Total Percentage of Ownership
Growth Markets Fund	—	—	95.84%	95.84%
Gateway International Fund	—	—	65.81%	65.81%
Capital Income Fund	1	26.35%	46.85%	73.20%
Senior Floating Rate and Fixed Income Fund	1	7.51%	0.44%	7.95%
Select Fund	1	25.24%	27.18%	52.42%

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Notes to Financial Statements (continued)

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Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2013		Year Ended November 30, 2012
Growth Markets Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,298	$12,500	134,713	$1,294,596
Issued in connection with the reinvestment of distributions	816	7,995	54	532
Redeemed	(3,832)	(38,233)	(84,838)	(795,781)

Net change	(1,718)	$(17,738)	49,929	$499,347

Class C
Issued from the sale of shares	1,334	$13,170	3,859	$35,701
Issued in connection with the reinvestment of distributions	48	473	1	10
Redeemed	—	—	—	—

Net change	1,382	$13,643	3,860	$35,711

Class Y
Issued from the sale of shares	8,711	$88,113	239,677	$2,336,889
Issued in connection with the reinvestment of distributions	47,389	464,412	30,033	297,335
Redeemed	(20,310)	(200,191)	(183,729)	(1,748,734)

Net change	35,790	$352,334	85,981	$885,490

Increase (decrease) from capital share transactions	35,454	$348,239	139,770	$1,420,548

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May 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended May 31, 2013		Period Ended November 30, 2012*
Gateway International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	178,312	$1,734,817	743,675	$6,958,219
Issued in connection with the reinvestment of distributions	11,092	108,375	—	—
Redeemed	(52,612)	(513,948)	(175,736)	(1,706,996)

Net change	136,792	$1,329,244	567,939	$5,251,223

Class C
Issued from the sale of shares	145,076	$1,412,453	25,838	$247,839
Issued in connection with the reinvestment of distributions	732	7,131	—	—
Redeemed	(1,330)	(12,966)	(1,428)	(13,724)

Net change	144,478	$1,406,618	24,410	$234,115

Class Y
Issued from the sale of shares	57,457	$563,301	2,141,187	$21,359,924
Issued in connection with the reinvestment of distributions	44,266	432,919	—	—
Redeemed	(11,456)	(111,382)	—	—

Net change	90,267	$884,838	2,141,187	$21,359,924

Increase (decrease) from capital share transactions	371,537	$3,620,700	2,733,536	$26,845,262

* From commencement of operations on March 30, 2012 through November 30, 2012.

	Six Months Ended May 31, 2013		Period Ended November 30, 2012*
Capital Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	76,705	$891,744	256,182	$2,501,881
Issued in connection with the reinvestment of distributions	4,851	52,133	3,281	33,392
Redeemed	(8,622)	(96,170)	(1,535)	(15,003)

Net change	72,934	$847,707	257,928	$2,520,270

Class C
Issued from the sale of shares	25,555	$300,443	8,878	$88,659
Issued in connection with the reinvestment of distributions	102	1,112	42	415
Redeemed	(1,767)	(20,556)	(3,019)	(31,338)

Net change	23,890	$280,999	5,901	$57,736

Class Y
Issued from the sale of shares	79,745	$921,461	2,108,202	$20,894,145
Issued in connection with the reinvestment of distributions	31,562	338,573	26,964	271,510
Redeemed	(254,175)	(2,889,424)	(512,001)	(5,055,536)

Net change	(142,868)	$(1,629,390)	1,623,165	$16,110,119

Increase (decrease) from capital share transactions	(46,044)	$(500,684)	1,886,994	$18,688,125

*	From commencement of operations on March 30, 2012 through November 30, 2012.

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Notes to Financial Statements (continued)

May 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended May 31, 2013		Year Ended November 30, 2012
Senior Floating Rate and Fixed Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,489,728	$153,553,625	7,851,102	$82,521,992
Issued in connection with the reinvestment of distributions	454,918	4,804,344	82,627	866,967
Redeemed	(2,460,020)	(26,066,814)	(373,030)	(3,928,307)

Net change	12,484,626	$132,291,155	7,560,699	$79,460,652

Class C
Issued from the sale of shares	6,305,714	$66,776,574	2,156,428	$22,597,310
Issued in connection with the reinvestment of distributions	108,883	1,148,152	21,262	222,780
Redeemed	(212,053)	(2,242,878)	(29,116)	(306,126)

Net change	6,202,544	$65,681,848	2,148,574	$22,513,964

Class Y
Issued from the sale of shares	30,922,273	$328,373,949	6,914,612	$72,446,814
Issued in connection with the reinvestment of distributions	322,185	3,407,833	255,066	2,638,403
Redeemed	(1,533,288)	(16,257,838)	(6,785,338)	(70,940,452)

Net change	29,711,170	$315,523,944	384,340	$4,144,765

Increase (decrease) from capital share transactions	48,398,340	$513,496,947	10,093,613	$106,119,381

	Six Months Ended May 31, 2013		Period Ended November 30, 2012*
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	240,498	$2,751,639	267,859	$2,765,506
Issued in connection with the reinvestment of distributions	2,007	21,581	—	—
Redeemed	(7,600)	(86,815)	(193,878)	(1,990,029)

Net change	234,905	$2,686,405	73,981	$775,477

Class C
Issued from the sale of shares	14,805	$173,781	15,231	$160,427
Issued in connection with the reinvestment of distributions	359	3,784	—	—
Redeemed	—	—	—	—

Net change	15,164	$177,565	15,231	$160,427

Class Y
Issued from the sale of shares	584,112	$6,412,083	646,002	$6,538,025
Issued in connection with the reinvestment of distributions	23,832	250,361	—	—
Redeemed	(151,525)	(1,847,494)	(3,018)	(31,718)

Net change	456,419	$4,814,950	642,984	$6,506,307

Increase (decrease) from capital share transactions	706,488	$7,678,920	732,196	$7,442,211

*	From commencement of operations on June 29, 2012 through November 30, 2012.

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Notes to Financial Statements (continued)

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13.  Subsequent Event.  On June 14, 2013, the Board of Trustees approved the liquidation of Growth Markets Fund. It is expected that the sale of the Fund’s assets and the corresponding liquidating distributions to shareholders will be completed on or about July 31, 2013.

14.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trusts was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trusts. The results of the shareholder vote were as follows:

Gateway Trust

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	236,579,323	1,441,565
Edmond J. English	236,601,158	1,419,730
David L. Giunta	236,620,843	1,400,045
Martin T. Meehan	236,449,051	1,571,837

*	Trust-wide voting results.

Natixis Funds Trust II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	291,855,929	2,801,135
Edmond J. English	291,834,727	2,822,337
David L. Giunta	291,783,730	2,873,334
Martin T. Meehan	291,791,315	2,865,749

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trusts: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 19, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	July 19, 2013